UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response... 19.4


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

               BARON INVESTMENT FUNDS TRUST f/k/a BARON ASSET FUND
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Investment Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   September 30
                        ---------------

Date of reporting period:  March 31, 2006
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (01-05)

Item 1.  Baron Asset Fund Semi-Annual Report for the period ended
         March 31, 2006.

[registered castle logo]

                                     SEMI ANNUAL FINANCIAL REPORT                     MARCH 31, 2006
  B A R O N
  F U N D S (r)
                                     DEAR BARON FUNDS
                                     SHAREHOLDER:

BARON FUNDS

  STATEMENT OF NET ASSETS....3       Attached you will find unaudited financial statements for Baron Asset Fund, Baron Growth
                                     Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund for
  STATEMENTS OF ASSETS               the six month ended March 31, 2006. The Securities and Exchange Commission requires
     AND LIABILITIES........16       mutual funds to furnish these statements semi-annually to their shareholders.

  STATEMENTS OF OPERATIONS..17
                                     We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue
  STATEMENTS OF CHANGES              to work hard to justify your confidence.
     IN NET ASSETS..........18

  NOTES TO FINANCIAL                 Sincerely,
     STATEMENTS.............19
                                     /s/ Ronald Baron

                                         Ronald Baron
                                         CEO AND Chief Investment Officer
                                         May 25, 2006

                                     /s/ Peggy Wong

                                         Peggy Wong
                                         Treasurer and CFO
                                         May 25, 2006


                                         A description of the Funds' proxy voting policies and procedures is available without charge on the Funds' website, www.BaronFunds.com, or by calling 1-800-99-BARON and on the SEC's website at www.sec.gov. The Funds' most current proxy voting record, Form
                                         N-PX, is also available on the Funds' website, www.BaronFunds.com and on the SEC's website at www.sec.gov.

TICKER SYMBOLS:                          The Funds file their complete schedule of portfolio holdings with the SEC for the first
--------------                           and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on
BARON ASSET FUND                 BARAX   the SEC's website at www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at
BARON GROWTH FUND                BGRFX   the SEC's Public Reference Room in Washington, DC; information on the operation of the
BARON SMALL CAP FUND             BSCFX   SEC's Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Funds'
BARON iOPPORTUNITY FUND          BIOPX   Form N-Q may also be obtained upon request by contacting Baron Funds at 1-800-992-2766.
BARON FIFTH AVVENUE GROWTH FUND  BFTHX

                                         ---------------

767 Fifth Avenue                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal
NY, NY 10153                             value of an investment will fluctuate; an investor's shares, when redeemed, may be worth
212.583.2100                             more or less than their original cost.
1.800.99.BARON
BaronFunds.com

BARON FUNDS
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fess, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on October 1, 2005 and held for six months ended March 31, 2006.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period".

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2006*


                                                    BEGINNING           ENDING       ANNUALIZED     EXPENSES
                                  ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE     PAID DURING
                                     RETURN      OCTOBER 1, 2005    MARCH 31, 2006     RATIOS      THE PERIOD#
                                  ------------   ---------------    --------------   ----------    -----------
BARON ASSET FUND                     14.25%         $1,000.00         $1,142.52         1.33%         $7.10
BARON GROWTH FUND                    14.79%          1,000.00          1,147.92         1.31%          7.02
BARON SMALL CAP FUND                 15.36%          1,000.00          1,153.65         1.33%          7.14
BARON iOPPORTUNITY FUND              13.97%          1,000.00          1,139.74         1.48%          7.90
BARON FIFTH AVENUE GROWTH FUND        7.18%          1,000.00          1,071.80         1.40%          7.23

----------
* Assumes all reinvestment of dividends and capital gain distributions, if any.
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2006


                                  HYPOTHETICAL      BEGINNING           ENDING       ANNUALIZED     EXPENSES
                                   ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE     PAID DURING
                                  TOTAL RETURN   OCTOBER 1, 2005    MARCH 31, 2006     RATIOS      THE PERIOD#
                                  ------------   ---------------    --------------   ----------    -----------
BARON ASSET FUND                      5.00%         $1,000.00         $1,018.30         1.33%         $6.69
BARON GROWTH FUND                     5.00%          1,000.00          1,018.40         1.31%          6.59
BARON SMALL CAP FUND                  5.00%          1,000.00          1,018.30         1.33%          6.69
BARON iOPPORTUNITY FUND               5.00%          1,000.00          1,017.55         1.48%          7.44
BARON FIFTH AVENUE GROWTH FUND        5.00%          1,000.00          1,017.95         1.40%          7.04

----------
# Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 365.

BARON ASSET FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)

   Shares                                                 Cost          Value
---------------------------------------------------------------------------------
COMMON STOCKS (98.34%)
---------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.46%)
  200,000    Getty Images, Inc.*                      $ 14,512,860   $ 14,976,000

             APPAREL (1.95%)
1,050,000    Polo Ralph Lauren Corp., Cl A              22,642,344     63,640,500

             BUSINESS SERVICES (11.19%)
1,400,000    Brown & Brown, Inc.                        29,309,040     46,480,000
4,450,000    ChoicePoint, Inc.*#                        51,369,900    199,137,500
1,225,000    Iron Mountain, Inc.*                       33,816,735     49,906,500
1,150,000    Robert Half Intl., Inc.                     1,202,006     44,401,500
  600,000    SEI Investments Co.                        22,537,033     24,318,000
                                                      ------------   ------------
                                                       138,234,714    364,243,500

             CONSULTING (1.80%)
1,300,000    Hewitt Associates, Inc.*                   32,352,583     38,662,000
  280,000    Moody's Corp.                               7,256,123     20,008,800
                                                      ------------   ------------
                                                        39,608,706     58,670,800

             DISTRIBUTION (0.51%)
  350,000    Fastenal Co.                               13,929,932     16,569,000

             EDUCATION (3.51%)
  750,000    Apollo Group, Inc., Cl A*                   7,352,076     39,382,500
1,275,000    DeVry, Inc.*                                7,614,588     29,031,750
1,100,000    Education Mgmt. Corp.*                      6,886,520     45,760,000
                                                      ------------   ------------
                                                        21,853,184    114,174,250

             ENERGY SERVICES (6.79%)
  175,000    Arch Coal, Inc.                             8,679,589     13,289,500
  475,000    Helmerich & Payne, Inc.                    31,767,218     33,164,500
  500,000    SEACOR Holdings, Inc.*                     14,322,278     39,600,000
  200,000    Ultra Petroleum Corp.*                      4,847,419     12,462,000
  299,999    Valero Energy Corp.                        10,642,371     17,933,940
2,400,000    XTO Energy, Inc.                           18,213,449    104,568,000
                                                      ------------   ------------
                                                        88,472,324    221,017,940

             FINANCIAL SERVICES - ASSET
               MANAGEMENT (4.19%)
  600,000    AllianceBernstein Holding L.P.
               (formerly Alliance Capital
               Management Holding L.P.)                 28,433,769     39,750,000
  900,000    Eaton Vance Corp.                          19,627,578     24,642,000
  850,000    Nuveen Investments, Inc., Cl A             28,950,826     40,927,500
  400,000    T. Rowe Price Group, Inc.                  21,584,167     31,284,000
                                                      ------------   ------------
                                                        98,596,340    136,603,500

             FINANCIAL SERVICES - BANKING (1.42%)
  435,000    City National Corp.                        31,635,225     33,403,650
  350,000    Commerce Bancorp, Inc.                      8,640,051     12,827,500
                                                      ------------   ------------
                                                        40,275,276     46,231,150


             FINANCIAL SERVICES - BROKERAGE
               AND EXCHANGES (8.93%)
9,300,000    Charles Schwab Corp.                       23,212,923    160,053,000
  255,000    Chicago Mercantile Exchange
               Holdings, Inc., Cl A                     18,498,370    114,112,500
  285,000    Jefferies Group, Inc.                      16,056,950     16,672,500
                                                      ------------   ------------
                                                        57,768,243    290,838,000

             FINANCIAL SERVICES -
               INSURANCE (5.15%)
1,000,000    Arch Capital Group, Ltd.*                $ 33,841,383   $ 57,740,000
  850,000    Assurant, Inc.                             28,107,970     41,862,500
1,350,000    Axis Capital Holdings, Ltd.                34,853,219     40,365,000
  800,000    HCC Insurance Holdings, Inc.               24,964,109     27,840,000
                                                      ------------   ------------
                                                       121,766,681    167,807,500

             FINANCIAL SERVICES -
               MISCELLANEOUS (2.39%)
  225,000    CapitalSource, Inc.                         5,181,245      5,598,000
1,000,000    First Marblehead Corp.                     36,557,795     43,250,000
  125,000    The Student Loan Corp.                     17,812,742     29,125,000
                                                      ------------   ------------
                                                        59,551,782     77,973,000

             GAMING SERVICES (0.75%)
  700,000    Scientific Games Corp., Cl A*              20,327,603     24,591,000

             HEALTHCARE FACILITIES (2.93%)
  800,000    Community Health Systems, Inc.*            20,710,260     28,920,000
1,500,000    Manor Care, Inc.                           32,956,389     66,525,000
                                                      ------------   ------------
                                                        53,666,649     95,445,000

             HEALTHCARE PRODUCTS (2.60%)
  565,000    DENTSPLY International, Inc.               24,654,030     32,854,750
  800,000    Henry Schein, Inc.*                        22,796,151     38,288,000
  200,000    Zimmer Holdings, Inc.*                      6,087,903     13,520,000
                                                      ------------   ------------
                                                        53,538,084     84,662,750

             HEALTHCARE SERVICES (4.51%)
  650,000    Advanced Medical Optics, Inc.*             29,014,150     30,316,000
  250,000    Caremark Rx, Inc.*                          5,389,305     12,295,000
  525,000    Charles River Laboratories Intl., Inc.*    16,106,774     25,735,500
  325,000    Covance, Inc.*                             18,914,906     19,093,750
  425,000    Fisher Scientific Intl., Inc.*             24,522,276     28,921,250
  450,000    Stericycle, Inc.*                          26,579,010     30,429,000
                                                      ------------   ------------
                                                       120,526,421    146,790,500

             HEALTHCARE SERVICES -
              INSURANCE (1.66%)
  700,000    WellPoint, Inc.*                           17,819,752     54,201,000

             HOTELS AND LODGING (2.17%)
  850,000    Choice Hotels Intl., Inc.                   4,185,563     38,913,000
  625,000    Four Seasons Hotels, Inc.                  23,375,834     31,687,500
                                                      ------------   ------------
                                                        27,561,397     70,600,500

             MEDIA (0.00%)
    5,174    Radio One, Inc., Cl A*                         32,338         38,701

             REAL ESTATE (2.70%)
  600,000    CB Richard Ellis Group, Inc., Cl A*        20,815,726     48,420,000
  141,844    Corrections Corp. of America*                   1,419      6,411,349
  525,000    The St. Joe Company                        34,866,683     32,991,000
                                                      ------------   ------------
                                                        55,683,828     87,822,349

             REAL ESTATE - HOME BUILDING (2.58%)
  270,000    M.D.C. Holdings, Inc.                      16,769,775     17,363,700
   40,000    NVR, Inc.*                                 13,394,243     29,558,000
1,075,000    Toll Brothers, Inc.*                       21,751,848     37,227,250
                                                      ------------   ------------
                                                        51,915,866     84,148,950

             REAL ESTATE - REITS (3.82%)
  314,000    Alexander's, Inc.*#                        20,453,936     90,746,000
  175,000    Forest City Enterprises, Inc., Cl A         7,309,363      8,251,250
  250,000    SL Green Realty Corp.                      21,214,463     25,375,000
                                                      ------------   ------------
                                                        48,977,762    124,372,250

                       See Notes to Financial Statements.

BARON ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)

   Shares                                                   Cost             Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
             RECREATION AND RESORTS (15.61%)
  700,000    Boyd Gaming Corp.                        $   30,904,281   $    34,958,000
2,400,000    Kerzner Intl., Ltd.*#                        77,808,281       186,768,000
3,000,000    Vail Resorts, Inc.*#                         61,273,805       114,660,000
  850,000    Wynn Resorts, Ltd.*                          19,006,090        65,322,500
1,459,408    Wynn Resorts, Ltd.*@                         30,030,772       106,547,730
                                                      --------------   ---------------
                                                         219,023,229       508,256,230

             RESTAURANTS (0.89%)
  775,000    The Cheesecake Factory, Inc.*                16,382,931        29,023,750

             RETAIL - CONSUMER STAPLES (1.84%)
  900,000    Whole Foods Market, Inc.                     25,563,386        59,796,000

             RETAIL - SPECIALTY STORES (2.68%)
  550,000    CarMax, Inc.*                                14,518,495        17,974,000
  500,000    O'Reilly Automotive, Inc.*                   12,587,919        18,280,000
  800,000    Tiffany & Co.                                26,059,638        30,032,000
  850,000    Urban Outfitters, Inc.*                      23,595,170        20,859,000
                                                      --------------   ---------------
                                                          76,761,222        87,145,000

             TRANSPORTATION (3.59%)
1,500,000    C. H. Robinson Worldwide, Inc.               27,854,391        73,635,000
  500,000    Expeditors International of
               Washington, Inc.                           24,492,142        43,195,000
                                                      --------------   ---------------
                                                          52,346,533       116,830,000

             UTILITY SERVICES (1.72%)
2,250,000    Southern Union Co.*                          28,662,596        55,867,500
                                                      --------------   ---------------

TOTAL COMMON STOCKS                                    1,586,001,983     3,202,336,620
                                                      --------------   ---------------
--------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.29%)
--------------------------------------------------------------------------------------
             EDUCATION (0.01%)
  105,264    Apollo International, Inc. S-A
               CV Pfd.*@#                                  2,000,016           400,000
             HEALTHCARE SERVICES (0.28%)
    5,849    Somerford Corp. S-A Conv. Pfd.*@              9,090,399         9,090,397
                                                      --------------   ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                        11,090,415         9,490,397
                                                      --------------   ---------------



   Principal Amount                                     Cost             Value
---------------------------------------------------------------------------------------
CORPORATE BONDS (0.07%)
--------------------------------------------------------------------------------------
                HEALTHCARE SERVICES
$   2,166,667   Somerford Corp. 8.50%
                  Sub. Conv. Deb.
                  due 04/23/2007@                     $    2,166,667   $     2,166,667
                                                      --------------   ---------------

SHORT TERM MONEY MARKET INSTRUMENTS (1.24%)

    5,899,999   AIG Funding, Inc. 4.81%
                  due 04/03/2006                           5,899,999         5,899,999
   14,500,000   Chesham Finance Ltd. 4.84%
                  due 04/03/2006                          14,500,000        14,500,000
    5,714,737   Citigroup Funding, Inc. 4.75%
                  due 04/03/2006                           5,714,737         5,714,737
   14,277,239   Koch Industries, Inc. 4.84%
                  due 04/03/2006                          14,277,239        14,277,239
                                                      --------------   ---------------
TOTAL SHORT TERM MONEY MARKET
  INSTRUMENTS                                             40,391,975        40,391,975
                                                      --------------   ---------------
TOTAL INVESTMENTS (99.94%)                            $1,639,651,040     3,254,385,659
                                                      ==============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.06%)                                                   1,851,614
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $61.54 PER
  SHARE BASED ON 52,909,173 SHARES
  OUTSTANDING)                                                         $ 3,256,237,273
                                                                       ===============

---------------
%  Represents percentage of net assets
@  See Note 7 regarding restricted and fair valued securities.
#  See Note 9 regarding "affiliated investments."
*  Non-income producing securities

                       See Notes to Financial Statements.

BARON ASSET FUND
-------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2006

--------------------------------------------------------
                                                % OF NET
BARON ASSET FUND                                  ASSETS
--------------------------------------------------------
ChoicePoint, Inc.                                   6.1%
Kerzner Intl., Ltd.                                 5.7%
Wynn Resorts, Ltd.                                  5.3%
Charles Schwab Corp.                                4.9%
Vail Resorts, Inc.                                  3.5%
Chicago Mercantile Exchange Holdings, Inc., Cl A    3.5%
XTO Energy, Inc.                                    3.2%
Alexander's, Inc.                                   2.8%
C.H. Robinson Worldwide, Inc.                       2.3%
Manor Care, Inc.                                    2.1%
                                                   -----
                                                   39.4%
                                                   =====


                             TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

                                   [GRAPHIC]

Cash and Cash Equivalents                        1.3%
Recreation and Resorts                          15.6%
Business Services                               11.2%
Financial Services - Brokerage and Exchanges     8.9%
Energy Services                                  6.8%
Financial Services - Insurance                   5.1%
Healthcare Services                              4.9%
Financial Services - Asset Management            4.2%
Real Estate - REITs                              3.8%
Transportation                                   3.6%
Education                                        3.5%
Other                                           31.1%


                       See Notes to Financial Statements.

BARON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)

   Shares                                                              Cost             Value
-----------------------------------------------------------------------------------------------
COMMON STOCKS (91.77%)
-----------------------------------------------------------------------------------------------
             ADVERTISING SERVICES (0.56%)
  100,000    Getty Images, Inc.*                                  $   1,681,600   $   7,488,000
  900,000    Harte-Hanks, Inc.                                       20,139,003      24,615,000
                                                                  -------------   -------------
                                                                     21,820,603      32,103,000

             APPAREL (1.78%)
1,450,000    Carter's, Inc.*#                                        39,178,712      97,860,500
  100,000    Under Armour, Inc., Cl A*                                1,935,659       3,240,000
                                                                  -------------   -------------
                                                                     41,114,371     101,100,500

             BUSINESS SERVICES (3.04%)
  600,000    Brown & Brown, Inc.                                      9,830,329      19,920,000
1,592,000    ChoicePoint, Inc.*                                      35,519,748      71,242,000
1,325,000    CoPart, Inc.*                                           31,401,691      36,371,250
  875,000    Gevity HR, Inc.                                         16,082,447      21,402,500
  750,000    Macquarie Infrastructure Company
              Trust                                                  25,421,833      24,375,000
                                                                  -------------   -------------
                                                                    118,256,048     173,310,750

             CHEMICAL (1.01%)
  700,000    Senomyx, Inc.*                                           6,340,864      11,522,000
1,650,000    Symyx Technologies, Inc.*                               26,885,343      45,771,000
                                                                  -------------   -------------
                                                                     33,226,207      57,293,000

             COMMUNICATIONS (2.00%)
1,100,000    Equinix, Inc.*                                          36,191,006      70,642,000
1,850,000    SBA Communications Corp., Cl A*                          7,166,474      43,308,500
                                                                  -------------   -------------
                                                                     43,357,480     113,950,500

             CONSULTING (0.87%)
1,275,000    Hewitt Associates, Inc.*                                31,214,731      37,918,500
  600,000    LECG Corp.*                                             12,477,679      11,562,000
                                                                  -------------   -------------
                                                                     43,692,410      49,480,500

             CONSUMER SERVICES (0.13%)
  200,000    Church & Dwight Co., Inc.                                7,458,150       7,384,000

             CONSUMER SERVICES (1.82%)
  850,000    Chemed Corp.                                            31,341,103      50,439,000
1,183,000    Morningstar, Inc.*                                      25,529,492      52,962,910
                                                                  -------------   -------------
                                                                     56,870,595     103,401,910

             DISTRIBUTION (1.71%)
  400,000    Beacon Roofing Supply, Inc.*                            14,661,808      16,256,000
  682,292    SCP Pool Corp.                                          25,746,119      32,006,318
  692,000    Watsco, Inc.                                            46,356,186      49,166,600
                                                                  -------------   -------------
                                                                     86,764,113      97,428,918

             EDUCATION (5.17%)
3,700,000    DeVry, Inc.*#                                           62,024,338      84,249,000
2,500,000    Education Mgmt. Corp.*                                  58,705,529     104,000,000
  700,000    Strayer Education, Inc.                                 57,859,739      71,582,000
1,150,000    Universal Technical Institute, Inc.*                    31,350,206      34,615,000
                                                                  -------------   -------------
                                                                    209,939,812     294,446,000


             ENERGY SERVICES (6.45%)
1,000,000    Carbo Ceramics, Inc.                                    60,612,847      56,910,000
  325,000    Core Laboratories N.V.*                                 15,061,203      15,453,750
3,700,000    Encore Acquisition Co.*#                                64,684,811     114,700,000
  750,000    EXCO Resources, Inc.*                                    9,812,500       9,397,500
1,100,000    FMC Technologies, Inc.*                                 25,188,996      56,342,000
  300,000    Foundation Coal Holdings, Inc.                          11,010,993      12,342,000
1,250,000    International Coal Group, Inc.*                         12,883,418      12,175,000
   25,000    Petrohawk Energy Corp.*                                    333,985         342,500
  400,000    PHI, Inc.* (formerly Petroleum
              Helicopters, Inc.)                                     10,077,790      14,688,000
  487,500    Range Resources Corp.                                    8,333,342      13,313,625
  440,000    SEACOR Holdings, Inc.*                                  17,768,097      34,848,000
  650,000    Whiting Petroleum Corp.*                                22,550,925      26,643,500
                                                                  -------------   -------------
                                                                    258,318,907     367,155,875

             FINANCIAL SERVICES - ASSET MANAGEMENT (1.43%)
1,600,000    Cohen & Steers, Inc.                                 $  24,788,860   $  39,200,000
  650,000    Eaton Vance Corp.                                       11,290,146      17,797,000
  260,000    GAMCO Investors, Inc., Cl A                              3,811,537      10,387,000
  290,000    Nuveen Investments, Inc., Cl A                           7,748,686      13,963,500
                                                                  -------------   -------------
                                                                     47,639,229      81,347,500

             FINANCIAL SERVICES - BANKING (3.72%)
  625,000    Cathay General Bancorp                                  22,783,925      23,525,000
  850,000    Center Financial Corp.#                                 18,904,650      20,595,500
  800,000    Central Pacific Financial Corp.                         28,316,418      29,376,000
1,300,000    First Republic Bank                                     40,949,131      49,166,000
4,000,000    UCBH Holdings, Inc.                                     80,006,240      75,680,000
  361,100    Western Alliance Bancorporation*                        12,247,055      13,414,865
                                                                  -------------   -------------
                                                                    203,207,419     211,757,365

             FINANCIAL SERVICES - BROKERAGE & EXCHANGES (3.88%)
    8,000    IntercontinentalExchange, Inc.*                            208,000         552,400
1,750,000    International Securities
              Exchange, Inc., Cl A*                                  49,915,686      72,887,500
2,400,000    Jefferies Group, Inc.                                   73,517,475     140,400,000
  325,000    Thomas Weisel Partners Group, Inc.*                      5,352,129       7,117,500
                                                                  -------------   -------------
                                                                    128,993,290     220,957,400

             FINANCIAL SERVICES - INSURANCE (1.67%)
1,650,000    Arch Capital Group, Ltd.*                               51,045,431      95,271,000

             FINANCIAL SERVICES - MISCELLANEOUS (3.09%)
1,000,000    CheckFree Corp.*                                        18,042,917      50,500,000
2,000,000    First Marblehead Corp.                                  60,778,895      86,500,000
  693,900    National Financial Partners Corp.                       39,141,887      39,219,228
                                                                  -------------   -------------
                                                                    117,963,699     176,219,228

             FOOD AND AGRICULTURE (0.94%)
1,400,000    Ralcorp Hldgs., Inc.*                                   53,671,573      53,270,000

             GAMING SERVICES (1.84%)
1,300,000    Scientific Games Corp., Cl A*                           32,010,748      45,669,000
1,650,000    Shuffle Master, Inc.*                                   45,610,427      58,971,000
                                                                  -------------   -------------
                                                                     77,621,175     104,640,000

             GOVERNMENT SERVICES (0.60%)
  622,100    Anteon Intl. Corp.*                                     17,539,117      33,941,776

             HEALTHCARE FACILITIES (3.70%)
2,000,000    Community Health Systems, Inc.*                         49,858,102      72,300,000
1,800,000    Manor Care, Inc.                                        33,815,991      79,830,000
1,650,000    United Surgical Partners Intl., Inc.*                   23,181,527      58,426,500
                                                                  -------------   -------------
                                                                    106,855,620     210,556,500

             HEALTHCARE PRODUCTS (1.75%)
1,950,000    Depomed, Inc.*                                          11,124,661      12,733,500
2,000,000    Edwards Lifesciences Corp.*                             59,602,586      87,000,000
                                                                  -------------   -------------
                                                                     70,727,247      99,733,500

             HEALTHCARE SERVICES (3.47%)
1,703,200    Charles River Laboratories Intl., Inc.*                 52,306,788      83,490,864
  800,000    Gen-Probe, Inc.*                                        33,725,299      44,096,000
  160,000    IDEXX Laboratories, Inc.*                                9,006,923      13,817,600
  117,500    NightHawk Radiology Holdings, Inc.*                      2,322,995       2,807,075
1,525,000    Odyssey HealthCare, Inc.*                               17,605,293      26,245,250
1,100,000    PRA International*                                      25,870,873      27,269,000
                                                                  -------------   -------------
                                                                    140,838,171     197,725,789

             HEALTHCARE SERVICES - INSURANCE (3.61%)
3,800,000    AMERIGROUP Corp.*#                                      70,530,101      79,952,000
3,000,000    Centene Corp.*#                                         27,176,333      87,510,000
  841,300    WellCare Health Plans, Inc.*                            35,233,013      38,228,672
                                                                  -------------   -------------
                                                                    132,939,447     205,690,672

                       See Notes to Financial Statements.

BARON GROWTH FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   Shares                                                   Cost             Value
--------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------------
             HOTELS AND LODGING (2.41%)
1,000,000    Choice Hotels Intl., Inc.                 $    5,706,996   $   45,780,000
1,800,000    Four Seasons Hotels, Inc.                     71,435,019       91,260,000
                                                       --------------   --------------
                                                           77,142,015      137,040,000

             MEDIA (0.74%)
  480,000    Central European Media
              Enterprises Ltd.*                            22,193,721       32,932,800
1,000,000    LIN TV Corp., Cl A*                           20,939,430        9,000,000
   13,826    Radio One, Inc., Cl A*                           107,943          103,418
                                                       --------------   --------------
                                                           43,241,094       42,036,218

             MEDICAL EQUIPMENT (0.57%)
  275,000    Intuitive Surgical, Inc.*                      4,029,661       32,450,000

             PRINTING AND PUBLISHING (0.21%)
  550,000    ProQuest Co.*                                 15,078,662       11,764,500

             REAL ESTATE (3.33%)
1,650,000    CB Richard Ellis Group, Inc., Cl A*           35,102,587      133,155,000
  666,667    CBRE Realty Finance, Inc. 144A@               10,000,005       10,000,005
  899,600    CoStar Group, Inc.*                           38,457,938       46,680,244
                                                       --------------   --------------
                                                           83,560,530      189,835,249

             REAL ESTATE - HOME BUILDING (0.89%)
  300,000    Brookfield Homes Corp.                         9,063,401       15,558,000
  675,000    Hovnanian Enterprises, Inc., Cl A*            16,134,933       29,652,750
  100,000    Meritage Homes Corp.*                          5,927,275        5,496,000
                                                       --------------   --------------
                                                           31,125,609       50,706,750

             REAL ESTATE - REITS (0.90%)
   75,000    Alexander's, Inc.*                             5,683,588       21,675,000
2,429,800    Spirit Finance Corp.                          28,350,595       29,643,560
                                                       --------------   --------------
                                                           34,034,183       51,318,560

             RECREATION AND RESORTS (10.79%)
1,800,000    Ameristar Casinos, Inc.                       35,538,626       46,422,000
  200,000    Boyd Gaming Corp.                              5,345,491        9,988,000
1,500,000    Fontainebleau Resorts, LLC@                   15,000,000       15,000,000
  500,000    Gaylord Entertainment Co.*                    14,449,466       22,690,000
1,425,000    Isle of Capri Casinos, Inc.*                  29,990,333       47,424,000
1,800,000    Kerzner Intl., Ltd.*                          49,095,087      140,076,000
  425,000    Life Time Fitness, Inc.*                      14,694,761       19,911,250
  575,000    Penn National Gaming, Inc.*                   16,140,523       24,253,500
1,250,000    Six Flags, Inc.*                              13,167,500       12,725,000
1,700,000    Station Casinos, Inc.                         39,029,399      134,929,000
1,250,000    Vail Resorts, Inc.*                           21,897,070       47,775,000
  700,000    Wynn Resorts, Ltd. *                           9,057,289       53,795,000
  537,677    Wynn Resorts, Ltd. *@                         11,063,956       39,254,454
                                                       --------------   --------------
                                                          274,469,501      614,243,204

             RESTAURANTS (5.10%)
  950,000    California Pizza Kitchen, Inc.*               24,386,635       30,827,500
   91,193    Chipotle Mexican Grill, Inc.*                  3,795,605        5,051,180
  525,000    Panera Bread Co., Cl A*                       16,333,742       39,469,500
  650,000    Peet's Coffee & Tea, Inc.*                    13,755,125       19,500,000
1,300,000    P.F. Chang's China Bistro, Inc.*              61,532,458       64,077,000
  800,000    Red Robin Gourmet Burgers, Inc.*              45,540,090       37,760,000
2,500,000    The Cheesecake Factory, Inc.*                 54,474,009       93,625,000
                                                       --------------   --------------
                                                          219,817,664      290,310,180


             RETAIL - SPECIALTY STORES (8.42%)
  875,000    Blue Nile, Inc.*#                             26,058,719       30,791,250
1,200,000    Cabela's, Inc., Cl A*                         26,601,533       24,624,000
1,650,000    CarMax, Inc.*                                 34,948,928       53,922,000
2,500,000    Dick's Sporting Goods, Inc.*                  86,074,246       99,175,000
1,350,000    DSW, Inc., Cl A*                              33,112,042       42,282,000
  935,000    Guitar Center, Inc.*                          53,937,552       44,599,500
1,200,000    PETCO Animal Supplies, Inc.*                  24,210,542       28,284,000
1,800,000    Select Comfort Corp.*#                        38,016,795       71,190,000
  625,000    Tractor Supply Co.*                           24,758,679       41,462,500
1,000,000    United Auto Group, Inc.                       38,250,866       43,000,000
                                                       --------------   --------------
                                                          385,969,902      479,330,250

             SOFTWARE (0.61%)
  925,000    Kronos, Inc.*                             $   24,581,949   $   34,585,750

             TRANSPORTATION (2.16%)
  237,400    American Railcar Industries, Inc.              5,263,167        8,325,618
1,863,750    Genesee & Wyoming, Inc., Cl A*                28,652,530       57,179,850
  550,000    Landstar System, Inc.*                        13,610,267       24,266,000
1,050,000    UTI Worldwide, Inc.                           24,275,698       33,180,000
                                                       --------------   --------------
                                                           71,801,662      122,951,468

             UTILITY SERVICES (1.40%)
1,500,000    ITC Holdings Corp.                            40,425,620       39,375,000
1,627,498    Southern Union Co.*                           19,474,278       40,410,775
                                                       --------------   --------------
                                                           59,899,898       79,785,775
                                                       --------------   --------------
TOTAL COMMON STOCKS                                     3,394,612,444    5,224,523,587
                                                       --------------   --------------

--------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.13%)
--------------------------------------------------------------------------------------
             PHARMACEUTICAL
  750,000    Reliant Pharmaceuticals LLC
                 Series D*@                                15,000,000        7,500,000
                                                       --------------   --------------
Principal Amount
--------------------------------------------------------------------------------------
CORPORATE BONDS (1.52%)
--------------------------------------------------------------------------------------
             RECREATION AND RESORTS
$26,000,000  Wynn Resorts 6.00%
               Sub. Conv. Deb.
               due 07/15/2015                              25,461,601       86,580,000
                                                       --------------   --------------

--------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.05%)
--------------------------------------------------------------------------------------
 27,022,163  ANZ National Ltd. 4.71%
               due 04/12/2006                              27,022,163       27,022,163
 82,049,999  Chesham Finance Ltd. 4.84%
               due 04/03/2006                              82,049,999       82,049,999
 44,827,450  Compass Securitization Ltd. 4.78%
               due 04/25/2006                              44,827,450       44,827,450
 49,814,924  Dexia Delaware LLC 4.61%
               due 04/05/2006                              49,814,924       49,814,924
 13,170,219  General Electric Capital Corp. 4.68%
               due 04/17/2006                              13,170,219       13,170,219
 49,808,750  Norddeutsche Landesbank
               Luxembourg S.A. 4.61%
               due 04/05/2006                              49,808,750       49,808,750
 24,894,125  PB Finance, Inc. 4.64%
               due 04/05/2006                              24,894,125       24,894,125
 39,224,560  PB Finance, Inc. 4.60%
               due 04/05/2006                              39,224,560       39,224,560
 23,900,587  Prudential Financial Services 4.68%
               due 04/17/2006                              23,900,587       23,900,587
 34,967,674  SanPaolo IMI U.S. Financial Co. 4.75%
               due 04/03/2006                              34,967,674       34,967,674
 11,603,821  SanPaolo IMI U.S. Financial Co. 4.79%
               due 04/03/2006                              11,603,821       11,603,821
                                                       --------------   --------------
TOTAL SHORT TERM MONEY MARKET
   INSTRUMENTS                                            401,284,272      401,284,272
                                                       --------------   --------------
TOTAL INVESTMENTS (100.47%)                            $3,836,358,317    5,719,887,859
                                                       ==============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.47%)                                           (26,826,665)
                                                                        --------------
NET ASSETS (EQUIVALENT TO $50.50 PER
 SHARE BASED ON 112,740,719 SHARES
 OUTSTANDING)                                                           $5,693,061,194
                                                                        ==============

---------------
%   Represents percentage of net assets
@   See Note 7 regarding restricted and fair valued securities.
#   See Note 9 regarding "affiliated investments."
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON GROWTH FUND
-------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2006

--------------------------------------------------------------------------------
                                                                        % OF NET
BARON GROWTH FUND                                                        ASSETS
--------------------------------------------------------------------------------
Wynn Resorts, Ltd.                                                         3.2%
Jefferies Group, Inc.                                                      2.5%
Kerzner Intl., Ltd.                                                        2.5%
Station Casinos, Inc.                                                      2.4%
CB Richard Ellis Group, Inc., Cl A                                         2.3%
Encore Acquisition Co.                                                     2.0%
Education Mgmt. Corp.                                                      1.8%
Dick's Sporting Goods, Inc.                                                1.7%
Carter's, Inc.                                                             1.7%
Arch Capital Group, Ltd.                                                   1.7%
                                                                          -----
                                                                           21.8%
                                                                          =====


                             TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)



                                   [GRAPHIC]

Cash and Cash Equivalents                        6.6%
Recreation and Resorts                          12.3%
Retail - Specialty Stores                        8.4%
Energy Services                                  6.5%
Education                                        5.2%
Restaurants                                      5.1%
Financial Services - Brokerages and Exchanges    3.9%
Financial Services - Banking                     3.7%
Healthcare Facilities                            3.7%
Healthcare Services - Insurance                  3.6%
Healthcare Services                              3.5%
Other                                           37.5%


                       See Notes to Financial Statements.

BARON SMALL CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
MARCH 31, 2006 (UNAUDITED)

   Shares                                                         Cost           Value
-----------------------------------------------------------------------------------------
COMMON STOCKS (94.46%)
-----------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.26%)
  725,000    R.H. Donnelley Corp.*                            $ 26,979,391   $ 42,216,750

             APPAREL (1.62%)
  650,000    Carter's, Inc.*                                    21,552,173     43,868,500
  410,747    Crocs, Inc.*                                        9,558,091     10,330,287
                                                              ------------   ------------
                                                                31,110,264     54,198,787
             BUILDING MATERIALS (4.75%)
2,500,000    Eagle Materials, Inc., Cl B#                       49,689,510    159,475,000

             BUSINESS SERVICES (3.81%)
  725,000    ChoicePoint, Inc.*                                  6,949,762     32,443,750
  350,000    DealerTrack Holdings, Inc.*                         6,578,325      7,458,500
  400,000    DX Services plc^                                    2,453,478      2,310,600
1,650,000    First Advantage Corp., Cl A*                       34,451,876     39,897,000
  504,984    Infocrossing, Inc.*                                 3,964,807      6,085,057
  975,000    Iron Mountain, Inc.*                               10,010,523     39,721,500
                                                              ------------   ------------
                                                                64,408,771    127,916,407

             COMMUNICATIONS (6.54%)
3,000,000    American Tower Corp., Cl A*                        15,401,672     90,960,000
2,000,000    SBA Communications Corp., Cl A*                    10,934,507     46,820,000
  750,000    Time Warner Telecom, Inc., Cl A*                   11,657,460     13,462,500
4,650,000    UbiquiTel, Inc.*                                   21,656,195     46,965,000
  750,000    USA Mobility, Inc.                                 16,280,379     21,360,000
                                                              ------------   ------------
                                                                75,930,213    219,567,500

             CONSULTING (2.92%)
  275,000    Corporate Executive Board Co.                       4,596,432     27,747,500
1,650,000    LECG Corp.*#                                       32,939,131     31,795,500
1,800,000    Navigant Consulting, Inc.*                         31,385,220     38,430,000
                                                               -----------   ------------
                                                                68,920,783     97,973,000

             CONSUMER PRODUCTS (2.27%)
2,000,000    Acco Brands Corp.*                                 48,493,311     44,400,000
1,625,000    DTS, Inc.*#                                        34,251,425     31,947,500
                                                              ------------   ------------
                                                                82,744,736     76,347,500

             DISTRIBUTION (1.73%)
  750,000    Beacon Roofing Supply, Inc.*                       29,259,678     30,480,000
  590,319    SCP Pool Corp.                                     22,344,850     27,691,864
                                                              ------------   ------------
                                                                51,604,528     58,171,864

             EDUCATION (3.27%)
  500,000    Apollo Group, Inc., Cl A*                           4,269,664     26,255,000
  444,000    Strayer Education, Inc.                            37,452,157     45,403,440
1,267,700    Universal Technical Institute, Inc.*               37,885,631     38,157,770
                                                              ------------   ------------
                                                                79,607,452    109,816,210

             ENERGY SERVICES (3.15%)
2,080,000    Covanta Holding Corp.                              31,716,533     34,673,600
1,850,000    International Coal Group, Inc.*                    19,357,068     18,019,000
  560,000    PHI, Inc.* (formerly Petroleum
               Helicopters, Inc.)                               14,202,258     20,563,200
  850,000    SunPower Corp., Cl A*                              23,909,406     32,436,000
                                                              ------------   ------------
                                                                89,185,265    105,691,800

             FINANCIAL SERVICES - ASSET MANAGEMENT (0.30%)
  250,000    GAMCO Investors, Inc., Cl A                         4,356,166      9,987,500

             FINANCIAL SERVICES - BANKING (0.31%)
1,500,000    Cash Systems, Inc.*#                               10,062,346     10,425,000


             FINANCIAL SERVICES - INSURANCE (0.67%)
  200,000    Arch Capital Group, Ltd.*                           5,515,966     11,548,000
  625,000    SeaBright Insurance Holdings, Inc.*                10,101,260     10,887,500
                                                              ------------   ------------
                                                                15,617,226     22,435,500

             FINANCIAL SERVICES - MISCELLANEOUS (0.67%)
1,000,000    KKR Financial Corp.                              $ 24,543,895   $ 22,430,000

             GOVERNMENT SERVICES (5.00%)
  318,200    Anteon Intl. Corp.*                                 6,489,721     17,360,992
2,850,000    FLIR Systems, Inc.*                                64,339,753     80,968,500
  345,000    Identix, Inc.*                                      2,839,232      2,746,200
1,053,002    Mantech Intl. Corp., Cl A*                         19,630,579     34,980,727
1,820,400    Viisage Technology, Inc.*#                         32,449,850     31,875,204
                                                              ------------   ------------
                                                               125,749,135    167,931,623

             HEALTHCARE FACILITIES (4.48%)
1,353,700    American Retirement Corp.*                         15,157,651     34,681,794
1,400,000    Brookdale Senior Living, Inc.                      34,154,494     52,850,000
1,775,000    United Surgical Partners Intl., Inc.*              20,503,596     62,852,750
                                                              ------------   ------------
                                                                69,815,741    150,384,544

             HEALTHCARE SERVICES (1.53%)
  475,000    Gen-Probe, Inc.*                                   21,507,724     26,182,000
  150,000    NightHawk Radiology Holdings, Inc.*                 2,919,761      3,583,500
  875,000    PRA International*                                 20,587,790     21,691,250
                                                              ------------   ------------
                                                                45,015,275     51,456,750

             INDUSTRIAL SERVICES (1.03%)
1,000,000    United Rentals, Inc.*                              29,677,855     34,500,000

             LEISURE (1.55%)
1,550,000    MarineMax, Inc.*#                                  41,125,552     51,956,000

             MACHINERY & ELECTRONICS (1.74%)
1,000,000    Flowserve Corp.*                                   31,808,128     58,340,000

             MANUFACTURING (6.83%)
1,200,000    Actuant Corp., Cl A                                47,335,363     73,464,000
  500,000    HEICO Corp., Cl A                                  13,525,781     13,615,000
1,950,000    Hexcel Corp.*                                      38,731,755     42,841,500
1,191,435    Intermagnetics General Corp.*                      23,134,050     29,845,447
1,095,000    Koppers Holdings, Inc.#                            16,009,505     21,516,750
1,000,000    Measurement Specialties, Inc.*#                    23,936,260     26,150,000
  850,000    TransDigm Group, Inc.*                             19,313,503     21,887,500
                                                              ------------   ------------
                                                               181,986,217    229,320,197

             MEDIA (1.57%)
1,250,000    CKX, Inc.*                                         14,102,674     16,337,500
1,350,000    Gray Television, Inc.                              10,304,445     11,340,000
2,400,000    Radio One, Inc., Cl D*                             27,663,129     17,904,000
  380,000    Regal Entertainment Group, Cl A                     4,528,833      7,147,800
                                                              ------------   ------------
                                                                56,599,081     52,729,300

             MEDICAL EQUIPMENT (4.27%)
2,200,000    Immucor, Inc.*                                     17,293,611     63,118,000
  425,000    Intuitive Surgical, Inc.*                           6,162,500     50,150,000
1,050,000    Kensey Nash Corp.*#                                31,206,136     30,030,000
                                                              ------------   ------------
                                                                54,662,247    143,298,000

             PRINTING AND PUBLISHING (1.05%)
1,500,000    Interactive Data Corp.                             22,596,629     35,250,000

             REAL ESTATE (2.40%)
1,000,000    CB Richard Ellis Group, Inc., Cl A*                29,930,480     80,700,000

             REAL ESTATE - HOME BUILDING (3.10%)
1,000,000    Brookfield Homes Corp.                             19,500,761     51,860,000
6,000,000    Countrywide plc^                                   35,065,455     52,197,000
                                                              ------------   ------------
                                                                54,566,216    104,057,000

             REAL ESTATE - REITS (1.16%)
3,200,000    Spirit Finance Corp.                               37,953,168     39,040,000

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
-------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   Shares                                                          Cost            Value
---------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------------------
             RECREATION AND RESORTS (8.58%)
1,400,000    Gaylord Entertainment Co.*                        $  43,928,824   $   63,532,000
2,430,000    Great Canadian Gaming Corp.*^                        34,433,834       26,010,477
2,688,829    Great Wolf Resorts, Inc.*#                           51,449,754       31,163,528
  550,000    Kerzner Intl., Ltd.*                                 13,662,714       42,801,000
1,401,700    Penn National Gaming, Inc.*                          40,093,264       59,123,706
  850,000    Wynn Resorts, Ltd.*                                  12,016,631       65,322,500
                                                               -------------    -------------
                                                                 195,585,021      287,953,211

             RESTAURANTS (5.97%)
2,250,000    AFC Enterprises, Inc.#                               36,931,249       31,275,000
  300,000    Morton's Restaurant Group, Inc.*                      5,298,400        5,214,000
  350,000    Panera Bread Co., Cl A*                               9,869,197       26,313,000
  990,000    P.F. Chang's China Bistro, Inc.*                     50,496,634       48,797,100
3,000,000    Texas Roadhouse, Inc., Cl A*                         38,035,045       51,270,000
1,000,000    The Cheesecake Factory, Inc.*                        21,235,694       37,450,000
                                                               -------------    -------------
                                                                 161,866,219      200,319,100

             RETAIL - CONSUMER STAPLES (1.18%)
1,250,000    NuCO2, Inc.*#                                        30,876,487       39,675,000

             RETAIL - SPECIALTY STORES (7.48%)
  700,000    99 Cents Only Stores*                                 8,091,122        9,492,000
1,157,503    Casual Male Retail Group, Inc.*#                      5,361,112       11,274,079
  675,000    Design Within Reach, Inc.*                            9,586,917        3,840,750
1,500,000    DSW, Inc., Cl A*                                     36,083,956       46,980,000
1,350,000    Fossil, Inc.*                                        27,933,660       25,083,000
  550,000    Guitar Center, Inc*                                  26,861,244       26,235,000
2,800,000    Quiksilver, Inc.*                                    22,061,546       38,808,000
  700,000    Tractor Supply Co.*                                  24,635,320       46,438,000
1,000,000    United Auto Group, Inc.                              38,475,185       43,000,000
                                                               -------------    -------------
                                                                 199,090,062      251,150,829

             TRANSPORTATION (2.27%)
  400,000    American Commercial Lines, Inc.*                     10,772,593       18,880,000
  600,000    Grupo Aeroportuario Del Sureste
               SA de CV                                           17,867,166       20,028,000
1,400,000    JetBlue Airways Corp.*                               17,977,169       15,008,000
2,400,000    WestJet Airlines, Ltd.*^                             21,305,466       22,277,760
                                                               -------------    -------------
                                                                  67,922,394       76,193,760
                                                               -------------    -------------
TOTAL COMMON STOCKS                                            2,111,586,453    3,170,908,132
                                                               -------------    -------------

      Shares                                                  Cost              Value
-----------------------------------------------------------------------------------------
WARRANTS (0.23%)
-----------------------------------------------------------------------------------------
               BUSINESS SERVICES (0.03%)
     222,575   Infocrossing, Inc.
                 Warrants Exp 10/16/2008*@               $       31,783    $      932,589

               RETAIL - SPECIALTY STORES (0.20%)
   1,407,353   Casual Male Retail Group, Inc.
                 Warrants Exp 04/26/2007*@#                   2,117,151         6,202,368
     100,000   Casual Male Retail Group, Inc.
                 Warrants Exp 07/02/2010*@#                      49,000           498,000
                                                         --------------    --------------
                                                              2,166,151         6,700,368
                                                         --------------    --------------
TOTAL WARRANTS                                                2,197,934         7,632,957
                                                         --------------    --------------
Principal Amount
-----------------------------------------------------------------------------------------
CORPORATE BONDS (0.19%)
-----------------------------------------------------------------------------------------
               PRINTING AND PUBLISHING
 $ 7,000,000   Penton Media, Inc. 10.375%
                 Sr. Sub. NT due 06/15/2011                   5,046,042         6,352,500
                                                         --------------    --------------
-----------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (4.46%)
-----------------------------------------------------------------------------------------
  29,999,999   AIG Funding, Inc. 4.81%
                 due 04/03/2006                              29,999,999        29,999,999
  32,127,278   Citigroup Funding, Inc. 4.75%
                 due 04/03/2006                              32,127,278        32,127,278
   7,856,830   Nationwide Building Society 4.84%
                 due 04/03/2006                               7,856,830         7,856,830
  39,978,711   SanPaolo IMI U.S. Financial Co. 4.79%
                 due 04/03/2006                              39,978,711        39,978,711
  39,963,056   SanPaolo IMI U.S. Financial Co. 4.75%
                 due 04/03/2006                              39,963,056        39,963,056
                                                         --------------    --------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                   149,925,874       149,925,874
                                                         --------------    --------------
TOTAL INVESTMENTS (99.34%)                               $2,268,756,303     3,334,819,463
                                                         ==============
CASH AND OTHER ASSETS
  LESS LIABILITIES (0.66%)                                                     22,023,295
                                                                           --------------
NET ASSETS (EQUIVALENT TO $25.79 PER
  SHARE BASED ON 130,162,665 SHARES
  OUTSTANDING)                                                             $3,356,842,758
                                                                           ==============

---------------
%   Represents percentage of net assets
@  See Note 7 regarding restricted and fair valued securities.
#  See Note 9 regarding "affiliated investments."
^  Foreign domiciled corporation
*  Non-income producing securities

                       See Notes to Financial Statements.

BARON SMALL CAP FUND
-------------------------------------------------------------------------------

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2006
-------------------------------------------------------------------------------

                                                                        % OF NET
BARON SMALL CAP FUND                                                     ASSETS
--------------------------------------------------------------------------------
Eagle Materials, Inc., Cl B                                                4.7%
American Tower Corp., Cl A                                                 2.7%
FLIR Systems, Inc.                                                         2.4%
CB Richard Ellis Group, Inc., Cl A                                         2.4%
Actuant Corp., Cl A                                                        2.2%
Wynn Resorts, Ltd.                                                         1.9%
Gaylord Entertainment Co.                                                  1.9%
Immucor, Inc.                                                              1.9%
United Surgical Partners Intl., Inc.                                       1.9%
Penn National Gaming, Inc.                                                 1.8%
                                                                          -----
                                                                           23.8%
                                                                          =====

                             TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

                                   [GRAPHIC]


Cash and Cash Equivalents      5.1%
Recreation and Resorts         8.6%
Retail - Specialty Stores      7.7%
Manufacturing                  6.8%
Communications                 6.5%
Restaurants                    6.0%
Government Services            5.0%
Building Materials             4.8%
Healthcare Facilities          4.5%
Medical Equipment              4.3%
Business Services              3.8%
Other                         36.9%


                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   Shares                                                  Cost           Value
----------------------------------------------------------------------------------
COMMON STOCKS (79.81%)
----------------------------------------------------------------------------------
             ADVERTISING SERVICES (7.56%)
   75,000    aQuantive, Inc.*                         $   1,481,955   $   1,765,500
  105,000    Digitas, Inc.*                                 901,114       1,512,000
   60,000    Getty Images, Inc.*                          1,435,634       4,492,800
   12,500    Google, Inc., Cl A*                          1,782,468       4,875,000
                                                       ------------    ------------
                                                          5,601,171      12,645,300

             BUSINESS SERVICES (5.71%)
   75,000    Ariba, Inc.*                                   460,432         733,500
   50,000    ChoicePoint, Inc.*                           1,469,626       2,237,500
  110,000    DealerTrack Holdings, Inc.*                  2,007,302       2,344,100
   85,000    Monster Worldwide, Inc.*                       781,497       4,238,100
                                                       ------------    ------------
                                                          4,718,857       9,553,200

             COMMUNICATIONS (20.21%)
  100,000    American Tower Corp., Cl A*                    272,000       3,032,000
  125,000    Equinix, Inc.*                               4,069,281       8,027,500
   50,000    NeuStar, Inc., Cl A*                         1,537,781       1,550,000
   50,000    Research in Motion, Ltd.*                    4,232,269       4,244,000
   65,000    SBA Communications Corp., Cl A*                217,399       1,521,650
  145,000    Sprint Nextel Corp.                          3,628,348       3,746,800
  600,000    Terremark Worldwide, Inc.*                   3,526,311       5,100,000
  100,000    Time Warner Telecom, Inc., Cl A*             1,719,382       1,795,000
  250,000    UbiquiTel, Inc.*                             1,504,139       2,525,000
   75,000    VeriFone Holdings, Inc.*                     1,624,150       2,271,750
                                                       ------------    ------------
                                                         22,331,060      33,813,700

             COMMUNICATIONS EQUIPMENT (1.81%)
   60,000    QUALCOMM, Inc.                               2,178,989       3,036,600

             COMPUTER TECHNOLOGY (3.37%)
   90,000    Apple Computer, Inc.*                        5,425,199       5,644,800

             CONSUMER SERVICES (6.17%)
  110,000    eBay, Inc.*                                  2,437,697       4,296,600
   75,000    IAC/InterActiveCorp                          2,051,080       2,210,250
   75,000    priceline.com, Inc.*                         1,567,179       1,863,000
  100,000    Travelzoo, Inc.*                             1,895,738       1,958,000
                                                       ------------    ------------
                                                          7,951,694      10,327,850

             EDUCATION (0.78%)
   25,000    Apollo Group, Inc., Cl A*                      541,469       1,312,750

             ENTERPRISE HARDWARE (5.98%)
  150,000    Dell, Inc.*                                  4,260,994       4,464,000
  150,000    Intel Corp.                                  3,604,989       2,902,500
   50,000    Rackable Systems, Inc.*                      1,323,641       2,642,500
                                                       ------------    ------------
                                                          9,189,624      10,009,000

             FINANCIAL SERVICES - BROKERAGE &
               EXCHANGES (11.98%)
  350,000    Charles Schwab Corp.                         3,888,938       6,023,500
   10,000    Chicago Mercantile Exchange
               Holdings, Inc., Cl A                       1,829,806       4,475,000
  225,000    E*TRADE Financial Corp.*                     1,447,748       6,070,500
   60,000    optionsXpress Holdings, Inc.                   872,754       1,744,800
  125,000    TradeStation Group, Inc.*                    1,198,792       1,727,500
                                                       ------------    ------------
                                                          9,238,038      20,041,300


             FINANCIAL SERVICES - INSURANCE (0.70%)
  108,000    Admiral Group plc^                           1,189,310       1,178,302

             GAMING SERVICES (1.05%)
   50,000    Scientific Games Corp., Cl A*                1,745,240       1,756,500

             LEISURE (2.46%)
  120,000    Activision, Inc.*                        $   1,653,134   $   1,654,800
   45,000    Electronic Arts, Inc.*                       2,613,996       2,462,400
                                                      -------------   -------------
                                                          4,267,130       4,117,200

             MANUFACTURING (0.93%)
  150,000    Flextronics Intl., Ltd.*                     1,283,561       1,552,500

             MEDIA (5.62%)
   30,000    Central European Media
               Enterprises. Ltd.*                         2,110,846       2,058,300
  113,800    Comcast Corp., Cl A*                         2,725,780       2,972,456
  101,500    Time Warner, Inc.                            1,480,641       1,704,185
   83,000    Yahoo! Inc.*                                 1,163,652       2,677,580
                                                      -------------   -------------
                                                          7,480,919       9,412,521

             REAL ESTATE (2.97%)
   32,500    CoStar Group, Inc.*                            826,703       1,686,425
  500,000    homestore, Inc.*                               847,375       3,280,000
                                                      -------------   -------------
                                                          1,674,078       4,966,425

             RETAIL - SPECIALTY STORES (2.51%)
   75,000    Best Buy Co., Inc.                           3,425,600       4,194,750
                                                      -------------   -------------
TOTAL COMMON STOCKS                                      88,241,939     133,562,698
                                                      -------------   -------------
---------------------------------------------------------------------------------------
WARRANTS (0.00%)
---------------------------------------------------------------------------------------
               MEDIA
     200,000   Loudeye Corp.
                 Warrants Exp 12/23/2010*@                           0                0
                                                         -------------    -------------
Principal Amount
---------------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (24.80%)
---------------------------------------------------------------------------------------
$ 29,999,999   AIG Funding, Inc. 4.81%
                 due 04/03/2006                             29,999,999       29,999,999
   7,999,999   Chesham Finance Ltd. 4.84%
                 due 04/03/2006                              7,999,999        7,999,999
   3,498,614   Citigroup Funding, Inc. 4.75%
                 due 04/03/2006                              3,498,614        3,498,614
                                                         -------------    -------------
TOTAL SHORT TERM MONEY MARKET INSTRUMENTS                   41,498,612       41,498,612
                                                         -------------    -------------
TOTAL INVESTMENTS (104.61%)                              $ 129,740,551      175,061,310
                                                         =============
LIABILITIES LESS
  CASH AND OTHER ASSETS (-4.61%)                                             (7,715,092)
                                                                          -------------
NET ASSETS (EQUIVALENT TO $10.44 PER
  SHARE BASED ON 16,023,754 SHARES
  OUTSTANDING)                                                            $ 167,346,218
                                                                          =============

---------------
% Represents percentage of net assets
* Non-income producing securities
@ See Note 7 regarding restricted and fair valued securities
^ Foreign domiciled corporation

                       See Notes to Financial Statements.

BARON iOPPORTUNITY FUND
--------------------------------------------------------------------------------
TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2006
--------------------------------------------------------------

                                                     % OF NET
BARON iOPPORTUNITY FUND                                ASSETS
--------------------------------------------------------------
Equinix, Inc.                                           4.8%
E*TRADE Financial Corp.                                 3.6%
Charles Schwab Corp.                                    3.6%
Apple Computer, Inc.                                    3.4%
Terremark Worldwide, Inc.                               3.0%
Google, Inc., Cl A                                      2.9%
Getty Images, Inc.                                      2.7%
Chicago Mercantile Exchange Holdings, Inc., Cl A        2.7%
Dell, Inc.                                              2.7%
eBay, Inc.                                              2.6%
                                                       -----
                                                       32.0%
                                                       =====


                             TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

                                   [GRAPHIC]

Cash and Cash Equivalents                      20.2%
Communications                                 17.1%
Financial Services - Brokerage and Exchanges   12.0%
Business Services                               8.8%
Advertising Services                            7.5%
Consumer Services                               6.2%
Enterprise Hardware                             6.0%
Media                                           5.6%
Computer Technology                             3.4%
Real Estate                                     3.0%
Retail - Specialty Stores                       2.5%
Other                                           7.7%

                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

   Shares                                                   Cost             Value
---------------------------------------------------------------------------------------
COMMON STOCKS (91.20%)
---------------------------------------------------------------------------------------
             ADVERTISING SERVICES (1.81%)
   15,000    Getty Images, Inc.*                      $     1,029,745   $     1,123,200
    4,000    Google, Inc., Cl A*                              480,476         1,560,000
                                                       --------------    --------------
                                                            1,510,221         2,683,200

             BUSINESS SERVICES (3.19%)
   65,000    Iron Mountain, Inc.*                           2,044,769         2,648,100
   50,000    Paychex, Inc.                                  1,910,879         2,083,000
                                                       --------------    --------------
                                                            3,955,648         4,731,100

             COMMUNICATIONS (5.05%)
   50,000    American Tower Corp., Cl A*                      881,483         1,516,000
   40,000    Research in Motion, Ltd.*                      3,368,657         3,395,200
  100,000    Sprint Nextel Corp.                            2,517,173         2,584,000
                                                       --------------    --------------
                                                            6,767,313         7,495,200

             COMMUNICATIONS EQUIPMENT (1.71%)
   50,000    QUALCOMM, Inc.                                 1,999,343         2,530,500

             COMPUTER TECHNOLOGY (2.11%)
   50,000    Apple Computer, Inc.*                          3,060,849         3,136,000

             CONSULTING (1.69%)
   35,000    Moody's Corp.                                  1,810,053         2,501,100

             CONSUMER PRODUCTS (1.43%)
   25,000    Nike, Inc., Cl B                               2,109,692         2,127,500

             CONSUMER SERVICES (2.21%)
   65,000    eBay, Inc.*                                    2,684,709         2,538,900
   25,000    IAC/InterActiveCorp                              673,641           736,750
                                                       --------------    --------------
                                                            3,358,350         3,275,650

             ENERGY SERVICES (3.44%)
   20,000    Arch Coal, Inc.                                1,406,855         1,518,800
   20,000    Kinder Morgan, Inc.                            1,361,698         1,839,800
   40,000    XTO Energy, Inc.                                 801,662         1,742,800
                                                       --------------    --------------
                                                            3,570,215         5,101,400

             FINANCIAL SERVICES - ASSET
               MANAGEMENT (5.81%)
   35,000    AllianceBernstein Holding L.P.
               (formerly Alliance Capital
               Management Holding L.P.)                     2,165,135         2,318,750
   12,000    BlackRock, Inc., Cl A                          1,670,063         1,680,000
   15,000    Legg Mason, Inc.                               1,810,391         1,879,950
   35,000    T. Rowe Price Group, Inc.                      2,183,728         2,737,350
                                                       --------------    --------------
                                                            7,829,317         8,616,050

             FINANCIAL SERVICES - BANKING (2.95%)
   40,000    Golden West Financial Corp.                    2,354,050         2,716,000
   20,000    Zions Bancorporation                           1,413,275         1,654,600
                                                       --------------    --------------
                                                            3,767,325         4,370,600

             FINANCIAL SERVICES - BROKERAGE &
               EXCHANGES (7.26%)
  250,000    Charles Schwab Corp.                           3,280,746         4,302,500
    6,000    Chicago Mercantile Exchange
               Holdings, Inc., Cl A                         1,499,604         2,685,000
  140,000    E*TRADE Financial Corp.*                       2,343,358         3,777,200
                                                       --------------    --------------
                                                            7,123,708        10,764,700


             FINANCIAL SERVICES - INSURANCE (2.70%)
        8    Berkshire Hathaway, Inc., Cl A*                  717,341           722,800
   17,500    The Progressive Corp.                          1,712,305         1,824,550
   25,000    W. R. Berkley Corp.                              914,495         1,451,500
                                                       --------------    --------------
                                                            3,344,141         3,998,850

             FINANCIAL SERVICES - MISCELLANEOUS (1.06%)
   30,000    American Express Co.                           1,499,955         1,576,500
             HEALTHCARE PRODUCTS (2.28%)
   50,000    Zimmer Holdings, Inc.*                         3,433,431         3,380,000

              HEALTHCARE SERVICES (1.70%)
     30,000   Laboratory Corp. of America Holdings*     $    1,641,309    $    1,754,400
     15,000   Quest Diagnostics, Inc.                          746,735           769,500
                                                        --------------    --------------
                                                             2,388,044         2,523,900

              HEALTHCARE SERVICES - INSURANCE (2.43%)
     30,000   UnitedHealth Group, Inc.                       1,050,414         1,675,800
     25,000   WellPoint, Inc.*                               1,414,500         1,935,750
                                                        --------------    --------------
                                                             2,464,914         3,611,550

              LEISURE (0.92%)
     25,000   Electronic Arts, Inc.*                         1,450,630         1,368,000

              MEDIA (4.70%)
    125,000   News Corp., Cl A                               2,002,114         2,076,250
    120,000   Walt Disney Co.                                3,030,091         3,346,800
     48,000   Yahoo! Inc.*                                   1,418,372         1,548,480
                                                        --------------    --------------
                                                             6,450,577         6,971,530

              PHARMACEUTICAL (1.06%)
     10,000   Amgen, Inc.*                                     571,981           727,500
     10,000   Genentech, Inc.*                                 584,504           845,100
                                                        --------------    --------------
                                                             1,156,485         1,572,600

              REAL ESTATE - HOME BUILDING (3.44%)
     30,000   Lennar Corp.                                   1,872,500         1,811,400
     95,000   Toll Brothers, Inc.*                           3,198,377         3,289,850
                                                        --------------    --------------
                                                             5,070,877         5,101,250

              REAL ESTATE - REITS (4.23%)
     10,000   AvalonBay Communities, Inc.                    1,076,693         1,091,000
     45,000   Kimco Realty Corp.                             1,085,316         1,828,800
     35,000   Vornado Realty Trust                           2,469,932         3,360,000
                                                        --------------    --------------
                                                             4,631,941         6,279,800

              RECREATION AND RESORTS (8.71%)
     30,000   Carnival Corp.                                 1,354,524         1,421,100
    100,000   Las Vegas Sands Corp.*                         4,114,073         5,666,000
     45,000   MGM Mirage, Inc.*                              1,318,197         1,939,050
     40,000   Marriott International, Inc., Cl A             2,521,880         2,744,000
     15,000   Wynn Resorts, Ltd.*                            1,102,582         1,152,750
                                                        --------------    --------------
                                                            10,411,256        12,922,900

              RESTAURANTS (1.27%)
     50,000   Starbucks Corp.*                               1,246,530         1,882,000

              RETAIL - CONSUMER STAPLES (10.23%)
     35,000   Costco Wholesale Corp.                         1,479,385         1,895,600
     50,000   CVS Corp.                                      1,281,840         1,493,500
     50,000   Target Corp.                                   2,444,865         2,600,500
     50,000   Wal-Mart Stores, Inc.                          2,477,315         2,362,000
     35,000   Walgreen Co.                                   1,374,967         1,509,550
     80,000   Whole Foods Market, Inc.                       5,101,669         5,315,200
                                                        --------------    --------------
                                                            14,160,041        15,176,350

              RETAIL - SPECIALTY STORES (7.01%)
     80,000   Bed Bath & Beyond, Inc.*                       3,028,336         3,072,000
     45,000   Best Buy Co., Inc.                             1,777,598         2,516,850
     60,000   Coach, Inc.*                                   1,420,744         2,074,800
     15,000   Kohl's Corp.*                                    757,036           795,150
     30,000   Lowe's Companies, Inc.                         1,735,318         1,933,200
                                                        --------------    --------------
                                                             8,719,032        10,392,000

                       See Notes to Financial Statements.

BARON FIFTH AVENUE GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)


      Shares                                         Cost            Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------------------
               TRANSPORTATION (0.80%)
      15,000   United Parcel Service, Inc., Cl B  $   1,141,296   $   1,190,700
                                                  -------------   -------------
TOTAL COMMON STOCKS                                 114,431,184     135,280,930
                                                  -------------   -------------
Principal Amount
------------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (7.41%)
------------------------------------------------------------------------------
$ 10,999,999   AIG Funding, Inc. 4.81%
                 due 04/03/2006                      10,999,999      10,999,999
                                                  -------------   -------------
TOTAL INVESTMENTS (98.61%)                        $ 125,431,183     146,280,929
                                                  =============
CASH AND OTHER ASSETS
  LESS LIABILITIES (1.39%)                                             2,057,868
                                                                  -------------
NET ASSETS (EQUIVALENT TO $12.39 PER
   SHARE BASED ON 11,976,429 SHARES
   OUTSTANDING)                                                   $ 148,338,797
                                                                  =============

----------
% Represents percentage of net assets
* Non-income producing securities

TOP 10 HOLDINGS (AS A PERCENTAGE OF NET ASSETS) AS OF
MARCH 31, 2006

                                                                        % OF NET
BARON FIFTH AVENUE GROWTH FUND                                           ASSETS
--------------------------------------------------------------------------------
Las Vegas Sands Corp.                                                      3.8%
Whole Foods Market, Inc.                                                   3.6%
Charles Schwab Corp.                                                       2.9%
E*TRADE Financial Corp.                                                    2.5%
Research in Motion, Ltd.                                                   2.3%
Zimmer Holdings, Inc.                                                      2.3%
Varnado Realty Trust                                                       2.3%
Walt Disney Co.                                                            2.3%
Toll Brothers, Inc.                                                        2.2%
Apple Computer, Inc.                                                       2.1%
                                                                          -----
                                                                          26.3%
                                                                          =====

                             TOP TEN INDUSTRY GROUPS
                              AS OF MARCH 31, 2006
                         (AS A PERCENTAGE OF NET ASSETS)

                                   [GRAPHIC]


Cash and Cash Equivalents                        8.8%
Retail - Consumer Staples                       10.2%
Recreation and Resorts                           8.7%
Financial Services - Brokerage & Exchanges       7.3%
Retail - Specialty Stores                        7.0%
Financial Services - Asset Management            5.8%
Communications                                   5.2%
Media                                            4.7%
Real Estate - REITs                              4.2%
Energy Services                                  3.4%
Real Estate - Home Building                      3.4%
Other                                           31.3%


                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2006 (UNAUDITED)

                                       BARON ASSET      BARON GROWTH     BARON SMALL CAP    BARON iOPPORTUNITY   BARON FIFTH AVENUE
                                           FUND             FUND               FUND                FUND              GROWTH FUND
                                       ------------     ------------     ---------------    ------------------   ------------------
ASSETS:
 Investments in securities, at value
   Unaffiliated investments
     (Cost $1,426,745,102,
     $3,489,783,858,
     $1,870,301,835, $129,740,551,
     and $125,431,183,
     respectively)                    $2,662,674,159   $5,133,039,609     $2,819,560,534       $175,061,310         $146,280,929
   "Affiliated" investments (Cost
     $212,905,938, $346,574,459,
     $398,454,468, $0 and $0,
     respectively)                       591,711,500      586,848,250        515,258,929                  0                    0
 Cash                                         14,291          272,973          4,832,188             86,188              549,024
 Dividends and interest receivable         1,373,210        1,653,412          1,611,596              5,543               41,858
 Receivable for securities sold            4,809,420       17,202,986         23,559,909                  0            1,332,794
 Receivable for shares sold                6,572,817        8,813,049          4,465,983            273,758            1,653,682
 Prepaid expenses                             45,506           80,100             46,665              2,565                2,204
                                      --------------   --------------     --------------       ------------         ------------
                                       3,267,200,903    5,747,910,379      3,369,335,804        175,429,364          149,860,491
                                      --------------   --------------     --------------       ------------         ------------
LIABILITIES:
 Payable for securities purchased          6,327,052       21,530,150         10,421,777          7,732,802            1,130,651
 Payable for shares redeemed               4,289,802       32,906,271          1,722,825            257,321              327,273
 Accrued expenses and other
   payables                                  346,776          412,764            348,444             93,023               63,770
                                      --------------   --------------     --------------       ------------         ------------
                                          10,963,630       54,849,185         12,493,046          8,083,146            1,521,694
                                      --------------   --------------     --------------       ------------         ------------
NET ASSETS                            $3,256,237,273   $5,693,061,194     $3,356,842,758       $167,346,218         $148,338,797
                                      ==============   ==============     ==============       ============         ============
NET ASSETS CONSIST OF:
 Capital paid-in                      $1,566,921,880   $3,667,504,246     $2,095,991,778       $185,157,707         $129,568,093
 Accumulated net investment income
   (loss)                                 (8,333,025)     (15,640,563)        (9,834,244)            25,607              109,345
 Accumulated net realized gain
   (loss)                                 82,913,799      157,667,969        204,622,064        (63,157,855)          (2,188,387)
 Net unrealized appreciation on
   investments                         1,614,734,619    1,883,529,542      1,066,063,160         45,320,759           20,849,746
                                      --------------   --------------     --------------       ------------         ------------
NET ASSETS                            $3,256,237,273   $5,693,061,194     $3,356,842,758       $167,346,218         $148,338,797
                                      ==============   ==============     ==============       ============         ============
SHARES OUTSTANDING ($.01 PAR
  VALUE; INDEFINITE
  SHARES AUTHORIZED)                      52,909,173      112,740,719        130,162,665         16,023,754           11,976,429
                                      ==============   ==============     ==============       ============         ============
NET ASSET VALUE PER SHARE             $        61.54   $        50.50     $        25.79       $      10.44         $      12.39
                                      ==============   ==============     ==============       ============         ============

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2006
(UNAUDITED)

                                          BARON ASSET    BARON GROWTH    BARON SMALL CAP    BARON iOPPORTUNITY   BARON FIFTH AVENUE
                                              FUND           FUND              FUND                FUND              GROWTH FUND
                                          ------------   ------------    ---------------    ------------------   ------------------
INVESTMENT INCOME:
 INCOME:
   Interest                               $  1,428,709   $  9,442,478      $  2,905,654        $   485,709           $  276,131
   Dividends -- unaffiliated
     investments                             9,550,481      8,943,274         5,846,473            702,700              755,345
   Dividends -- "affiliated"
     investments                                     0         68,000         1,147,000                  0                    0
                                          ------------   ------------      ------------        -----------           ----------
   Total income                             10,979,190     18,453,752         9,899,127          1,188,409            1,031,476
                                          ------------   ------------      ------------        -----------           ----------
 EXPENSES:
   Investment advisory fees                 14,505,653     25,957,421        14,817,950            784,882              658,665
   Distribution fees                         3,626,413      6,489,355         3,704,487            196,220              164,666
   Shareholder servicing agent fees            370,765        426,125           302,140             67,160               23,192
   Reports to shareholders                     573,600        820,500           628,000             79,250               36,724
   Professional fees                            41,538         71,630            56,335             14,371               14,896
   Registration and filing fees                 80,840        126,365            90,221              8,236               15,364
   Custodian fees                               35,820         62,830            54,195              7,464                4,230
   Trustee fees                                 33,184         60,585            34,840              1,866                1,561
   Miscellaneous                                44,402         79,504            45,203              3,353                2,833
                                          ------------   ------------      ------------        -----------           ----------
   Total expenses                           19,312,215     34,094,315        19,733,371          1,162,802              922,131
                                          ------------   ------------      ------------        -----------           ----------
   Net investment income (loss)             (8,333,025)   (15,640,563)       (9,834,244)            25,607              109,345
                                          ------------   ------------      ------------        -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) on
   investments
   sold -- unaffiliated investments         89,481,660    186,118,961       207,351,451         20,226,413             (634,848)
 Net realized gain on investments
   sold -- "affiliated" investments          1,537,847      2,054,651        13,636,265                  0                    0
 Net change in unrealized appreciation
   of investments                          315,748,362    560,687,991       227,017,073            251,237            8,798,823
                                          ------------   ------------      ------------        -----------           ----------
 Net gain on investments                   406,767,869    748,861,603       448,004,789         20,477,650            8,163,975
                                          ------------   ------------      ------------        -----------           ----------
 Net increase in net assets resulting
   from operations                        $398,434,844   $733,221,040      $438,170,545        $20,503,257           $8,273,320
                                          ============   ============      ============        ===========           ==========

                       See Notes to Financial Statements.

BARON FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                                     BARON SMALL
                                                     BARON ASSET FUND                   BARON GROWTH FUND             CAP FUND
                                               --------------------------         ---------------------------     ----------------
                                               SIX MONTHS         FOR THE         SIX MONTHS         FOR THE         SIX MONTHS
                                                  ENDED          YEAR ENDED          ENDED          YEAR ENDED          ENDED
                                                MARCH 31,      SEPTEMBER 30,       MARCH 31,      SEPTEMBER 30,       MARCH 31,
                                                  2006              2005             2006              2005             2006
                                             --------------    --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)                   ($8,333,025)     ($21,856,855)    ($15,640,563)     ($32,047,627)     ($9,834,244)
 Net realized gain (loss) on investments
   sold                                          91,019,507       144,194,513      188,173,612       248,696,604      220,987,716
 Net change in unrealized appreciation of
   investments                                  315,748,362       395,149,197      560,687,991       397,124,402      227,017,073
                                             --------------    --------------   --------------    --------------   --------------
 Increase in net assets resulting from
   operations                                   398,434,844       517,486,855      733,221,040       613,773,379      438,170,545
                                             --------------    --------------   --------------    --------------   --------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments              (136,438,779)     (126,683,892)    (222,904,672)                0      (89,572,056)
                                             --------------    --------------   --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares               407,586,202       640,133,068      485,096,406     1,971,578,477      405,666,443
 Net asset value of shares issued in
   reinvestment of dividends                    134,216,963       124,712,972      215,723,575                 0       85,550,454
 Cost of shares redeemed                       (235,003,782)     (470,600,014)    (523,224,018)     (715,806,952)    (311,545,238)
                                             --------------    --------------   --------------    --------------   --------------
 Increase (decrease) in net assets
   derived from capital share transactions      306,799,383       294,246,026      177,595,963     1,255,771,525      179,671,659
 Redemption fees                                          0                 0                0                 0                0
                                             --------------    --------------   --------------    --------------   --------------
 Net increase in net assets                     568,795,448       685,048,989      687,912,331     1,869,544,904      528,270,148
                                             --------------    --------------   --------------    --------------   --------------
NET ASSETS:
 Beginning of period                          2,687,441,825     2,002,392,836    5,005,148,863     3,135,603,959    2,828,572,610
                                             --------------    --------------   --------------    --------------   --------------
 End of year period                          $3,256,237,273    $2,687,441,825   $5,693,061,194    $5,005,148,863   $3,356,842,758
                                             ==============    ==============   ==============    ==============   ==============
ACCUMULATED NET INVESTMENT INCOME (LOSS)
  AT END OF PERIOD                              ($8,333,025)   $            0     ($15,640,563)   $            0      ($9,834,244)
                                             ==============    ==============   ==============    ==============   ==============
SHARES:
 Shares sold                                      7,095,559        12,158,705       10,304,599        44,272,338       17,140,811
 Shares issued in reinvestment of
   dividends                                      2,355,924         2,538,428        4,696,793                 0        3,768,729
 Shares redeemed                                 (4,092,062)       (8,959,543)     (11,167,746)      (15,932,537)     (13,282,510)
                                             --------------    --------------   --------------    --------------   --------------
 Net increase (decrease)                          5,359,421         5,737,590        3,833,646        28,339,801        7,627,030
                                             ==============    ==============   ==============    ==============   ==============



                                               BARON SMALL                                          BARON FIFTH AVENUE
                                                CAP FUND         BARON iOPPORTUNITY FUND                GROWTH FUND
                                            --------------      -------------------------       ----------------------------
                                                                                                                 FOR THE
                                                 FOR THE        SIX MONTHS       FOR THE        SIX MONTHS         YEAR
                                               YEAR ENDED         ENDED         YEAR ENDED        ENDED           ENDED
                                              SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,
                                                  2005             2006            2005            2006            2005
                                             --------------    ------------   -------------    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)                  ($11,728,955)   $     25,607     ($1,482,347)   $    109,345       ($398,774)
 Net realized gain (loss) on investments
   sold                                          95,073,504      20,226,413      13,467,239        (634,848)     (1,174,154)
 Net change in unrealized appreciation of
   investments                                  366,444,107         251,237      14,038,503       8,798,823      11,455,168
                                             --------------    ------------    ------------    ------------    ------------
 Increase in net assets resulting from
   operations                                   449,788,656      20,503,257      26,023,395       8,273,320       9,882,240
                                             --------------    ------------    ------------    ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM:
 Net realized gain on investments               (53,166,236)              0               0               0               0
                                             --------------    ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from the sale of shares             1,109,432,440      22,779,925      38,438,663      67,875,066      50,705,842
 Net asset value of shares issued in
   reinvestment of dividends                     51,062,420               0               0               0               0
 Cost of shares redeemed                       (510,666,216)    (21,627,430)    (52,857,573)    (24,346,683)    (13,350,429)
                                             --------------    ------------    ------------    ------------    ------------
 Increase (decrease) in net assets
   derived from capital share transactions      649,828,644       1,152,495     (14,418,910)     43,528,383      37,355,413
 Redemption fees                                          0          12,079         142,107               0               0
                                             --------------    ------------    ------------    ------------    ------------
 Net increase in net assets                   1,046,451,064      21,667,831      11,746,592      51,801,703      47,237,653
                                             --------------    ------------    ------------    ------------    ------------
NET ASSETS:
 Beginning of period                          1,782,121,546     145,678,387     133,931,795      96,537,094      49,299,441
                                             --------------    ------------    ------------    ------------    ------------
 End of year period                          $2,828,572,610    $167,346,218    $145,678,387    $148,338,797    $ 96,537,094
                                             ==============    ============    ============    ============    ============
ACCUMULATED NET INVESTMENT INCOME (LOSS)
 AT END OF PERIOD                            $            0    $     25,607    $          0    $    109,345    $          0
                                             ==============    ============    ============    ============    ============
SHARES:
 Shares sold                                     50,454,999       2,323,726       4,515,672       5,627,964       4,605,887
 Shares issued in reinvestment of
   dividends                                      2,476,351               0               0               0               0
 Shares redeemed                                (23,327,448)     (2,196,841)     (6,280,733)     (1,999,017)     (1,243,955)
                                             --------------    ------------    ------------    ------------    ------------
 Net increase (decrease)                         29,603,902         126,885      (1,765,061)      3,628,947       3,361,932
                                             ==============    ============    ============    ============    ============


                       See Notes to Financial Statements.

BARON FUNDS
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION.

Baron Investment Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the"1940 Act"), as a diversified, open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a "Fund" and collectively the "Funds"): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund. The investment objectives of the Funds are as follows: Baron Asset Fund seeks capital appreciation through long-term investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects. Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small growth companies. Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small companies.

Baron iOpportunity Fund seeks capital appreciation through investments in growth businesses that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

(2) SIGNIFICANT ACCOUNTING POLICIES.


The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

(A) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(B) FOREIGN CURRENCY TRANSLATIONS. Values of investments denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(C) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION.

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

(D) FEDERAL INCOME TAXES. Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(E) RESTRICTED SECURITIES. The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued at fair value as determined in good faith by the Board of Trustees.

(F) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

BARON FUNDS
-------------------------------------------------------------------------------

(G) SHORT-TERM TRADING FEE. Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to paid in capital.

(H) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(I) COMMITMENTS AND CONTINGENCIES. In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(3) PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2006 were as follows:


FUND                                                  PURCHASES         SALES
----                                                 ------------   ------------
Baron Asset Fund                                     $379,602,021   $203,964,142
Baron Growth Fund                                    $512,099,629   $501,648,723
Baron Small Cap Fund                                 $648,359,786   $580,606,957
Baron iOpportunity Fund                              $ 57,909,438   $ 79,497,069
Baron Fifth Avenue Growth Fund                       $ 73,718,497   $ 37,173,663

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

(A) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Funds equal to 1% per annum of each Fund's average daily net asset value. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.50% and 1.40% of average daily net assets, respectively.

(B) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee equal on an annual basis to 0.25% of the Funds' average daily net assets.

Brokerage transactions for the Funds may be effected by or through BCI. During the period October 1, 2005 to October 13, 2005, BCI earned gross brokerage commissions as follows:

FUND                                     COMMISSIONS
----                                     -----------

Baron Asset Fund                           $ 8,403
Baron Growth Fund                           14,768
Baron Small Cap Fund                        12,521
Baron iOpportunity Fund                        886
Baron Fifth Avenue Growth Fund                 985


On October 14, 2005, BCI ceased its broker-dealer business and the Funds have conducted no further trading with BCI since that date.

(C) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds' Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds' officers received compensation from the Funds.

(5) LINE OF CREDIT. The Funds have entered into a line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. The agreement provides that Baron Asset Fund may borrow up to 5% of the value of its net assets. Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund may borrow up to 15% of each Fund's respective net assets. The aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.00% to 2.00% depending on the duration of the loan. A commitment fee of 0.10% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. At March 31, 2006, there were no loans outstanding under the line of credit.

(6) LITIGATION. An action is pending in the Southern District of New York brought by a shareholder of Baron Growth Fund and of Baron Small Cap Fund against these two Funds, their Trustees, the distributor, Baron Capital, Inc., and the adviser, BAMCO, Inc. The action alleges improper imposition of 12b-1 fees on Funds that were partially closed to new investors and seeks compensatory damages and to enjoin further 12b-1 fees. A motion to dismiss the complaint is currently pending. Neither the outcome nor the possible liability to these two Funds can be determined at this point. No amounts have been accrued in these financial statements with respect to the damages sought by this litigation.

BARON FUNDS
-------------------------------------------------------------------------------

(7) RESTRICTED SECURITIES.

At March 31, 2006, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At March 31, 2006, the Funds held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

BARON ASSET FUND                                                               ACQUISITION
NAME OF ISSUER                                                                    DATE           VALUE
--------------                                                                 ------------  ------------
COMMON STOCK
 Wynn Resorts, Ltd.                                                             04/17/01     $106,547,730
CONVERTIBLE PREFERRED STOCK
 Apollo International, Inc., S-A CV Pfd.                                        07/21/99          400,000
 Somerford Corp. S-A Conv. Pfd.                                                 12/03/98        9,090,397
CORPORATE BONDS
 Somerford Corp. 8.50% Sub. Conv. Deb Due 04/23/2007                            04/23/01        2,166,667
                                                                                             ------------
TOTAL RESTRICTED SECURITIES: (Cost $43,287,854) (3.63% of Net Assets)                        $118,204,794
                                                                                             ============

BARON GROWTH FUND                                                            ACQUISITION
NAME OF ISSUER                                                                   DATE           VALUE
--------------                                                               ------------    ------------
COMMON STOCK
 CBRE Realty Finance, Inc. 144A                                                 06/02/05     $ 10,000,005
 Fontainebleau Resorts, LLC                                                     10/05/05       15,000,000
 Wynn Resorts, Ltd.                                                             04/22/02       39,254,454
CONVERTIBLE PREFERRED STOCK
 Reliant Pharmaceuticals LLC Series D                                           10/28/03        7,500,000
                                                                                             ------------
TOTAL RESTRICTED SECURITIES: (Cost $51,063,961) (1.26% of Net Assets)                        $ 71,754,459
                                                                                             ============

BARON SMALL CAP FUND                                                         ACQUISITION
NAME OF ISSUER                                                                    DATE           VALUE
--------------                                                               ------------    ------------
WARRANTS
 Casual Male Retail Group, Inc.
   Warrants Exp 04/26/2007                                                      05/15/02     $  6,202,368
 Casual Male Retail Group, Inc.
   Warrants Exp 07/02/2010                                                      07/03/03          498,000
 Infocrossing, Inc.
   Warrants Exp 10/16/2008                                                      10/16/03          932,589
                                                                                             ------------
TOTAL RESTRICTED SECURITIES: (Cost $2,197,934) (0.23% of Net Assets)                         $  7,632,957
                                                                                             ============


BARON IOPPORTUNITY FUND                                                      ACQUISITION
NAME OF ISSUER                                                                   DATE           VALUE
--------------                                                               ------------    ------------
WARRANTS
 Loudeye Corp.
   Warrants Exp 12/23/2010                                                      12/22/04     $          0
                                                                                             ------------
TOTAL RESTRICTED SECURITIES: (Cost $0) (0.00% of Net Assets)                                 $          0
                                                                                             ============

BARON FUNDS
-------------------------------------------------------------------------------

(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2006, the components of net assets on a tax basis were as follows:

                                                                                                                       BARON
                                      BARON ASSET      BARON GROWTH     BARON SMALL CAP   BARON iOPPORTUNITY    FIFTH AVENUE GROWTH
                                          FUND             FUND              FUND                FUND                  FUND
                                     --------------   --------------    ---------------   ------------------    -------------------
Cost of investments                  $1,641,651,027   $3,858,358,107    $2,269,017,754       $132,758,066          $125,507,345
                                     ==============   ==============    ==============       ============          ============
Gross tax unrealized appreciation     1,631,088,733    1,936,997,038     1,154,214,270         44,620,279            21,942,883
Gross tax unrealized depreciation       (18,354,101)     (75,467,286)      (88,412,561)        (2,317,035)           (1,169,299)
                                     --------------   --------------    --------------       ------------          ------------
Net tax unrealized appreciation      $1,612,734,632   $1,861,529,752    $1,065,801,709       $ 42,303,244          $ 20,773,584
                                     ==============   ==============    ==============       ============          ============


The tax character of distributions paid during the six month period ended March 31, 2006, and fiscal year ended September 30, 2005 was as follows:

                                     SIX MONTHS ENDED              YEAR ENDED
                                      MARCH 31, 2006           SEPTEMBER 30, 2005
                                  -----------------------    -----------------------
FUND                                           LONG TERM                  LONG TERM
----                             ORDINARY    CAPITAL GAIN    ORDINARY   CAPITAL GAIN
                                 --------    ------------    --------   ------------
Baron Asset Fund                  $    --    $136,438,779     $   --    $126,683,892
Baron Growth Fund                      --     222,904,672         --              --
Baron Small Cap Fund                   --      89,572,056         --      53,166,236
Baron iOpportunity Fund                --              --         --              --
Baron Fifth Avenue Growth Fund         --              --         --              --

(9) INVESTMENT IN "AFFILIATES"* DURING THE SIX MONTHS ENDED MARCH 31, 2006.

BARON ASSET FUND

                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON       VALUE
              NAME OF ISSUER                  SEP. 30, 2005    AND ADDITIONS    REDUCTIONS    MAR. 31, 2006    MAR. 31, 2006
----------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                                 314,000                                         314,000       $ 90,746,000
Apollo International, Inc. S-A CV Pfd.            105,264                                         105,264            400,000
ChoicePoint, Inc.                               4,500,000                         50,000        4,450,000        199,137,500
Kerzner Intl., Ltd.                             2,400,000                                       2,400,000        186,768,000
Vail Resorts, Inc., Cl A                        3,000,000                                       3,000,000        114,660,000
                                                                                                                ------------
 TOTAL INVESTMENT IN "AFFILIATES" (18.2%
   OF NET ASSETS)                                                                                               $591,711,500
                                                                                                                ============

                                                   DIVIDEND
                                                    INCOME
              NAME OF ISSUER                 OCT. 1-MAR. 31, 2006
-----------------------------------------------------------------
Alexander's, Inc.
Apollo International, Inc. S-A CV Pfd.
ChoicePoint, Inc.
Kerzner Intl., Ltd.
Vail Resorts, Inc., Cl A
                                                      --
 TOTAL INVESTMENT IN "AFFILIATES" (18.2%
   OF NET ASSETS)                                     $0
                                                      ==

----------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the six months ended March 31, 2006.

-------------------------------------------------------------------------------

BARON FUNDS
-------------------------------------------------------------------------------

(9) INVESTMENT IN "AFFILIATES"* DURING THE SIX MONTHS ENDED MARCH 31, 2006. (CONTINUED)

BARON GROWTH FUND

                                               BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                             SHARES HELD ON      PURCHASES         AND        SHARES HELD ON       VALUE
              NAME OF ISSUER                  SEP. 30, 2005    AND ADDITIONS    REDUCTIONS    MAR. 31, 2006    MAR. 31, 2006
----------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.                               3,800,000                                       3,800,000       $ 79,952,000
Blue Nile, Inc.                                   875,000                                         875,000         30,791,250
Carter's, Inc.                                  1,450,000                                       1,450,000         97,860,500
Centene Corp.                                   3,199,500                        199,500        3,000,000         87,510,000
Center Financial Corp.                            850,000                                         850,000         20,595,500
DeVry, Inc.                                     3,700,000                                       3,700,000         84,249,000
Encore Acquisition Co.                          3,700,000                                       3,700,000        114,700,000
Select Comfort Corp.                            1,800,000                                       1,800,000         71,190,000
                                                                                                                ------------
 TOTAL INVESTMENT IN "AFFILIATES" (10.3%
   OF NET ASSETS)                                                                                               $586,848,250
                                                                                                                ============

                                                   DIVIDEND
                                                    INCOME
              NAME OF ISSUER                 OCT. 1-MAR. 31, 2006
-----------------------------------------------------------------
AMERIGROUP, Corp.
Blue Nile, Inc.
Carter's, Inc.
Centene Corp.
Center Financial Corp.                              $68,000
DeVry, Inc.
Encore Acquisition Co.
Select Comfort Corp.
                                                    -------
 TOTAL INVESTMENT IN "AFFILIATES" (10.3%
   OF NET ASSETS)                                   $68,000
                                                    =======

----------
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the six months ended March 31, 2006.

BARON SMALL CAP FUND

                                                                    BALANCE OF          GROSS       GROSS SALES      BALANCE OF
                                                                  SHARES HELD ON      PURCHASES         AND        SHARES HELD ON
                        NAME OF ISSUER                             SEP. 30, 2005    AND ADDITIONS    REDUCTIONS    MAR. 31, 2006
 --------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                                                1,850,000          400,000                      2,250,000
Cash Systems, Inc.                                                   1,500,000                                       1,500,000
Casual Male Retail Group, Inc.                                       1,157,503                                       1,157,503
Casual Male Retail Group, Inc., Warrants Exp 04/26/2007              1,407,353                                       1,407,353
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010                100,000                                         100,000
Design Within Reach, Inc.                                            1,100,000           75,000       500,000          675,000
DTS, Inc.                                                            1,625,000                                       1,625,000
Eagle Materials, Inc., Cl B +                                        1,000,000        2,000,000       500,000        2,500,000
Eagle Materials, Inc.                                                   45,600                         45,600               --
Great Wolf Resorts, Inc.                                             2,500,000          188,829                      2,688,829
Immucor, Inc.                                                        2,500,000                        300,000        2,200,000
Infocrossing, Inc.                                                   1,082,000                        577,016          504,984
Infocrossing, Inc., Warrants Exp 10/16/2008                            222,575                                         222,575
Kensey Nash Corp.                                                      941,600          108,400                      1,050,000
Koppers Holdings, Inc.                                                      --        1,095,000                      1,095,000
LECG Corp.                                                           1,650,000                                       1,650,000
MarineMax, Inc.                                                      1,500,000           50,000                      1,550,000
Measurement Specialties, Inc.                                        1,100,000                        100,000        1,000,000
NuCO2, Inc.                                                          1,127,364          122,636                      1,250,000
Viisage Technology, Inc.                                                    --        1,820,400                      1,820,400
 TOTAL INVESTMENT IN "AFFILIATES" (15.3% OF NET ASSETS)

                                                                                         DIVIDEND
                                                                      VALUE               INCOME
                        NAME OF ISSUER                            MAR. 31, 2006    OCT. 1-MAR. 31, 2006
 ------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                                              $ 31,275,000
Cash Systems, Inc.                                                   10,425,000
Casual Male Retail Group, Inc.                                       11,274,079
Casual Male Retail Group, Inc., Warrants Exp 04/26/2007               6,202,368
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010                 498,000
Design Within Reach, Inc.                                                    --**
DTS, Inc.                                                            31,947,500
Eagle Materials, Inc., Cl B +                                       159,475,000         $1,037,500
Eagle Materials, Inc.                                                        --**
Great Wolf Resorts, Inc.                                             31,163,528
Immucor, Inc.                                                                --**
Infocrossing, Inc.                                                           --**
Infocrossing, Inc., Warrants Exp 10/16/2008                                  --**
Kensey Nash Corp.                                                    30,030,000
Koppers Holdings, Inc.                                               21,516,750            109,500
LECG Corp.                                                           31,795,500
MarineMax, Inc.                                                      51,956,000
Measurement Specialties, Inc.                                        26,150,000
NuCO2, Inc.                                                          39,675,000
Viisage Technology, Inc.                                             31,875,204
                                                                   ------------         ----------
 TOTAL INVESTMENT IN "AFFILIATES" (15.3% OF NET ASSETS)            $515,258,929         $1,147,000
                                                                   ============         ==========

----------
+   Received 2,000,000 shares from 3:1 stock split.

* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the six months ended March 31, 2006.

**  As of March 31, 2006, no longer an affiliate.

BARON FUNDS

-------------------------------------------------------------------------------

(10) FINANCIAL HIGHLIGHTS

BARON ASSET FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                               SIX MONTHS                           YEAR ENDED SEPTEMBER 30,
                                                  ENDED        -----------------------------------------------------------------
                                             MARCH 31, 2006      2005       2004        2003       2002        2001       2000
                                             --------------    --------   --------    --------   --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD            $  56.52       $  47.89   $  40.05    $  35.65   $  40.22    $  63.35   $  51.57
                                                --------       --------   --------    --------   --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.16)         (0.46)     (0.43)      (0.46)     (0.55)      (0.65)     (0.76)
Net realized and unrealized gains
  (losses) on investments                           7.99          12.08       8.27        6.04       0.05      (17.87)     12.53
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS                 7.83          11.62       7.84        5.58      (0.50)     (18.52)     11.77
                                                --------       --------   --------    --------   --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income                0.00           0.00       0.00        0.00       0.00        0.00       0.00
Distributions from net realized gains              (2.81)         (2.99)      0.00       (1.18)     (4.07)      (4.61)      0.00
                                                --------       --------   --------    --------   --------    --------   --------
   TOTAL DISTRIBUTIONS                             (2.81)         (2.99)      0.00       (1.18)     (4.07)      (4.61)      0.00
                                                --------       --------   --------    --------   --------    --------   --------
Capital contribution                                0.00           0.00       0.00        0.00       0.00        0.00       0.01
                                                --------       --------   --------    --------   --------    --------   --------
NET ASSET VALUE, END OF PERIOD                  $  61.54       $  56.52   $  47.89    $  40.05   $  35.65    $  40.22   $  63.35
                                                ========       ========   ========    ========   ========    ========   ========
   TOTAL RETURN                                     14.3%+         25.2%      19.6%       16.1%      (2.5%)     (31.2%)     22.8%+
                                                ========       ========   ========    ========   ========    ========   ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period         $3,256.2       $2,687.4   $2,002.4    $1,957.2   $2,055.2    $2,692.3   $4,917.4
Ratio of total expenses to average net
  assets                                            1.33%**        1.34%      1.34%       1.34%      1.35%       1.37%      1.36%
Less: Ratio of interest expense to
  average net assets                                0.00%**        0.00%      0.00%       0.00%     (0.02%)     (0.01%)    (0.03%)
                                                --------       --------   --------    --------   --------    --------   --------
Ratio of operating expenses to average
  net assets                                        1.33%**        1.34%      1.34%       1.34%      1.33%       1.36%      1.33%
                                                ========       ========   ========    ========   ========    ========   ========
Ratio of net investment income (loss) to
 average net assets                                (0.57%)**      (0.91%)    (0.90%)     (1.14%)    (1.16%)     (1.14%)    (1.09%)
Portfolio turnover rate                             7.13%+        11.47%     19.57%      27.95%      6.01%       4.33%      2.51%


                                                 YEAR ENDED SEPTEMBER 30,
                                             -------------------------------
                                               1999        1998       1997
                                             --------    --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD         $  39.96    $  47.43   $  35.50
                                             --------    --------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                    (0.30)       0.05      (0.14)
Net realized and unrealized gains
  (losses) on investments                       11.94       (7.52)     12.11
                                             --------    --------   --------
   TOTAL FROM INVESTMENT OPERATIONS             11.64       (7.47)     11.97
                                             --------    --------   --------
LESS DISTRIBUTIONS
Dividends from net investment income            (0.04)       0.00       0.00
Distributions from net realized gains            0.00        0.00      (0.04)
                                             --------    --------   --------
   TOTAL DISTRIBUTIONS                          (0.04)       0.00      (0.04)
                                             --------    --------   --------
Capital contribution                             0.01        0.00       0.00
                                             --------    --------   --------
NET ASSET VALUE, END OF PERIOD               $  51.57    $  39.96   $  47.43
                                             ========    ========   ========
   TOTAL RETURN                                  29.2%*     (15.7%)     33.8%
                                             ========    ========   ========
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period      $5,863.1    $4,410.5   $3,224.5
Ratio of total expenses to average net
  assets                                         1.31%       1.32%      1.35%
Less: Ratio of interest expense to
  average net assets                             0.00%       0.00%      0.00%
                                             --------    --------   --------
Ratio of operating expenses to average
  net assets                                     1.31%       1.32%      1.35%
                                             ========    ========   ========
Ratio of net investment income (loss) to
  average net assets                            (0.57%)      0.11%     (0.52%)
Portfolio turnover rate                         15.64%      23.43%     13.23%

----------

+ Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.02%.
* Had the adviser not made the capital contribution, the Fund's performance would have been reduced by 0.03%.
**  Annualized
+   Not annualized

BARON FUNDS
-------------------------------------------------------------------------------

(10) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                                   SIX MONTHS                         YEAR ENDED SEPTEMBER 30,
                                                      ENDED        -------------------------------------------------------------
                                                 MARCH 31, 2006      2005       2004        2003       2002       2001     2000
                                                 --------------    --------   --------    --------   --------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                $  45.96       $  38.92   $  32.65    $  26.96   $  27.18    $32.26   $29.06
                                                    --------       --------   --------    --------   --------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                           (0.14)         (0.29)     (0.30)      (0.25)     (0.23)    (0.22)   (0.26)
Net realized and unrealized gains (losses) on
  investments                                           6.73           7.33       6.57        5.94       1.65     (1.67)    5.34
                                                    --------       --------   --------    --------   --------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                     6.59           7.04       6.27        5.69       1.42     (1.89)    5.08
                                                    --------       --------   --------    --------   --------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                    0.00           0.00       0.00        0.00       0.00      0.00     0.00
Distributions from net realized gains                  (2.05)          0.00       0.00        0.00      (1.64)    (3.19)   (1.88)
                                                    --------       --------   --------    --------   --------    ------   ------
   TOTAL DISTRIBUTIONS                                 (2.05)          0.00       0.00        0.00      (1.64)    (3.19)   (1.88)
                                                    --------       --------   --------    --------   --------    ------   ------
NET ASSET VALUE, END OF PERIOD                      $  50.50       $  45.96   $  38.92    $  32.65   $  26.96    $27.18   $32.26
                                                    ========       ========   ========    ========   ========    ======   ======
   TOTAL RETURN                                         14.8%+         18.1%      19.2%       21.1%       5.0%     (6.1%)   18.6%
                                                    ========       ========   ========    ========   ========    ======   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period             $5,693.1       $5,005.1   $3,135.6    $2,185.4   $1,030.3    $512.3   $533.4
Ratio of total expenses to average net assets           1.31%**        1.31%      1.33%       1.36%      1.35%     1.36%    1.36%
Less: Ratio of interest expense to average
  net assets                                            0.00%**        0.00%      0.00%       0.00%      0.00%     0.00%    0.00%
                                                    --------       --------   --------    --------   --------    ------   ------
Ratio of operating expenses to average net
 assets                                                 1.31%**        1.31%      1.33%       1.36%      1.35%     1.36%    1.36%
                                                    ========       ========   ========    ========   ========    ======   ======
Ratio of net investment income (loss) to
  average net assets                                   (0.60%)**      (0.73%)    (0.89%)     (1.11%)    (1.02%)   (0.79%)  (0.78%)
Portfolio turnover rate                                10.39%+        15.50%     27.15%      32.63%     18.31%    34.94%   39.00%


                                                  YEAR ENDED SEPTEMBER 30,
                                                 -------------------------
                                                  1999      1998     1997
                                                 ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD             $20.32    $24.89   $18.40
                                                 ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                      (0.04)     0.06     0.06
Net realized and unrealized gains (losses) on
  investments                                      8.82     (4.56)    6.68
                                                 ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                8.78     (4.50)    6.74
                                                 ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income              (0.04)    (0.02)   (0.09)
Distributions from net realized gains              0.00     (0.05)   (0.16)
                                                 ------    ------   ------
   TOTAL DISTRIBUTIONS                            (0.04)    (0.07)   (0.25)
                                                 ------    ------   ------
NET ASSET VALUE, END OF PERIOD                   $29.06    $20.32   $24.89
                                                 ======    ======   ======
   TOTAL RETURN                                    43.2%    (18.1%)   37.1%
                                                 ======    ======   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period          $439.4    $315.6   $390.8
Ratio of total expenses to average net assets      1.40%     1.43%    1.40%
Less: Ratio of interest expense to average
  net assets                                      (0.03%)   (0.06%)   0.00%
                                                 ------    ------   ------
Ratio of operating expenses to average net
  assets                                           1.37%     1.37%    1.40%
                                                 ======    ======   ======
Ratio of net investment income (loss) to
  average net assets                              (0.20%)    0.21%    0.37%
Portfolio turnover rate                           53.36%    40.38%   25.17%

---------------
**  Annualized
+   Not annualized

BARON SMALL CAP FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                                   SIX MONTHS                        YEAR ENDED SEPTEMBER 30,
                                                      ENDED        -----------------------------------------------------------
                                                 MARCH 31, 2006      2005       2004        2003      2002      2001     2000
                                                 --------------    --------   --------    --------   ------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                $  23.08       $  19.18   $  17.26    $  13.73   $12.69    $16.05   $13.37
                                                    --------       --------   --------    --------   ------    ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                    (0.08)         (0.10)     (0.15)      (0.11)   (0.14)    (0.11)   (0.16)
Net realized and unrealized gains (losses) on
  investments                                           3.53           4.55       2.07        4.02     1.18     (2.87)    2.84
                                                    --------       --------   --------    --------   ------    ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                     3.45           4.45       1.92        3.91     1.04     (2.98)    2.68
                                                    --------       --------   --------    --------   ------    ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                    0.00           0.00       0.00        0.00     0.00      0.00     0.00
Distributions from net realized gains                  (0.74)         (0.55)      0.00       (0.38)    0.00     (0.38)    0.00
                                                    --------       --------   --------    --------   ------    ------   ------
   TOTAL DISTRIBUTIONS                                 (0.74)         (0.55)      0.00       (0.38)    0.00     (0.38)    0.00
                                                    --------       --------   --------    --------   ------    ------   ------
NET ASSET VALUE, END OF PERIOD                      $  25.79       $  23.08   $  19.18    $  17.26   $13.73    $12.69   $16.05
                                                    ========       ========   ========    ========   ======    ======   ======
   TOTAL RETURN                                         15.4%+         23.6%      11.1%       29.2%     8.2%    (18.8%)   20.0%
                                                    ========       ========   ========    ========   ======    ======   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period             $3,356.8       $2,828.6   $1,782.1    $1,210.5   $719.1    $585.9   $879.5
Ratio of expenses to average net assets                 1.33%**        1.33%      1.33%       1.36%    1.36%     1.35%    1.33%
Ratio of net investment loss to average net
  assets                                               (0.66%)**      (0.48%)    (0.88%)     (0.87%)  (0.97%)   (0.68%)  (0.90%)
Portfolio turnover rate                                20.17%+        24.68%     32.92%      30.29%   55.07%    55.77%   53.18%

                                                    YEAR ENDED
                                                   SEPTEMBER 30,
                                                  ---------------
                                                  1999      1998
                                                 ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 8.61    $10.00
                                                 ------    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                               (0.10)    (0.02)
Net realized and unrealized gains (losses) on
  investments                                      4.86     (1.37)
                                                 ------    ------
   TOTAL FROM INVESTMENT OPERATIONS                4.76     (1.39)
                                                 ------    ------
LESS DISTRIBUTIONS
Dividends from net investment income               0.00      0.00
Distributions from net realized gains              0.00      0.00
                                                 ------    ------
   TOTAL DISTRIBUTIONS                             0.00      0.00
                                                 ------    ------
NET ASSET VALUE, END OF PERIOD                   $13.37    $ 8.61
                                                 ======    ======
   TOTAL RETURN                                    55.3%    (13.9%)
                                                 ======    ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period          $715.7    $403.7
Ratio of expenses to average net assets            1.34%     1.39%
Ratio of net investment loss to average net
  assets                                          (0.99%)   (0.20%)
Portfolio turnover rate                           42.69%    59.68%

----------
**  Annualized
+   Not annualized

BARON FUNDS

-------------------------------------------------------------------------------

(10) FINANCIAL HIGHLIGHTS (CONTINUED)

BARON iOPPORTUNITY FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                               SIX MONTHS                     YEAR ENDED SEPTEMBER 30,
                                                  ENDED        ------------------------------------------------------
                                             MARCH 31, 2006     2005     2004      2003     2002      2001      2000*
                                             --------------    ------   ------    ------   ------    -------   ------
NET ASSET VALUE, BEGINNING OF PERIOD             $ 9.16        $ 7.58   $ 6.48    $ 3.63   $ 4.09    $  8.76   $10.00
                                                 ------        ------   ------    ------   ------    -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       0.00+        (0.09)   (0.10)    (0.05)   (0.06)     (0.05)    0.03
Net realized and unrealized gains
  (losses) on investments                          1.28          1.66     1.18      2.89    (0.40)     (4.59)   (1.28)
                                                 ------        ------   ------    ------   ------    -------   ------
   TOTAL FROM INVESTMENT OPERATIONS                1.28          1.57     1.08      2.84    (0.46)     (4.64)   (1.25)
                                                 ------        ------   ------    ------   ------    -------   ------
LESS DISTRIBUTIONS
Dividends from net investment income               0.00          0.00     0.00      0.00     0.00      (0.03)    0.00
Distributions from net realized gains              0.00          0.00     0.00      0.00     0.00       0.00     0.00
                                                 ------        ------   ------    ------   ------    -------   ------
   TOTAL DISTRIBUTIONS                             0.00          0.00     0.00      0.00     0.00      (0.03)    0.00
                                                 ------        ------   ------    ------   ------    -------   ------
Redemption fees added to paid in capital           0.00+         0.01     0.02      0.01     0.00+      0.00+    0.01
                                                 ------        ------   ------    ------   ------    -------   ------
NET ASSET VALUE, END OF PERIOD                   $10.44        $ 9.16   $ 7.58    $ 6.48   $ 3.63    $  4.09   $ 8.76
                                                 ======        ======   ======    ======   ======    =======   ======
   TOTAL RETURN                                    14.0%+        20.8%^   17.0%^    78.5%^  (11.2%)^   (53.1%)^ (12.4%)^+
                                                 ======        ======   ======    ======   ======    =======   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period          $167.3        $145.7   $133.9    $109.3   $ 57.5    $  73.7   $188.2
Ratio of total expenses to average net
  assets                                           1.48%**       1.52%    1.56%     1.67%    1.65%      1.55%    1.53%**
Less: Expense reimbursement by investment
  adviser                                          0.00%**      (0.02%)  (0.06%)   (0.17%)  (0.15%)    (0.05%)  (0.03%)**
                                                 ------        ------   ------    ------   ------    -------   ------
Ratio of net expenses to average net
  assets                                           1.48%**       1.50%    1.50%     1.50%    1.50%      1.50%    1.50%**
                                                 ======        ======   ======    ======   ======    =======   ======
Ratio of net investment income (loss) to
  average net assets                               0.03%**      (1.01%)  (1.25%)   (1.18%)  (1.20%)    (0.75%)   0.46%**
Portfolio turnover rate                           42.70%+       83.64%   86.35%    89.72%   96.41%    123.30%   31.47%+

----------
* For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
**  Annualized.
+   Not annualized.
+   Less than $0.01 per share.
^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                                         YEAR ENDED
                                                                      SIX MONTHS       SEPTEMBER 30,
                                                                         ENDED        ---------------
                                                                    MARCH 31, 2006     2005     2004*
                                                                    --------------    ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $11.56        $ 9.89   $10.00
                                                                        ------        ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                              0.01         (0.05)   (0.02)
Net realized and unrealized gains (losses) on investments                 0.82          1.72    (0.09)
                                                                        ------        ------   ------
   TOTAL FROM INVESTMENT OPERATIONS                                       0.83          1.67    (0.11)
                                                                        ------        ------   ------
LESS DISTRIBUTIONS
Dividends from net investment income                                      0.00          0.00     0.00
Distributions from net realized gains                                     0.00          0.00     0.00
                                                                        ------        ------   ------
   TOTAL DISTRIBUTIONS                                                    0.00          0.00     0.00
                                                                        ------        ------   ------
NET ASSET VALUE, END OF PERIOD                                          $12.39        $11.56   $ 9.89
                                                                        ======        ======   ======
   TOTAL RETURN                                                            7.2%+        16.9%^   (1.1%)^+
                                                                        ======        ======   ======
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period                                 $148.3        $ 96.5   $ 49.3
Ratio of total expenses to average net assets                             1.40%**       1.49%    1.67%**
Less: Expense reimbursement by investment adviser                         0.00%**      (0.09%)  (0.27%)**
                                                                        ------        ------   ------
Ratio of net expenses to average net assets                               1.40%**       1.40%    1.40%**
                                                                        ======        ======   ======
Ratio of net investment income (loss) to average net assets               0.17%**      (0.58%)  (0.79%)**
Portfolio turnover rate                                                  31.50%+       46.71%    7.58%+

----------
* For the period April 30, 2004 (commencement of operations) to September 30, 2004.

**  Annualized.

+   Not annualized.

^ The total returns would have been lower had certain expenses not been reduced during the periods shown.

[LOGO BARON FUNDS(R)]


MAR06

Item 2. Code of Ethics.

          Not applicable at this time. This item is appliacble to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is appliacble to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is appliacble to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is appliacble to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

        NOT APPLICIABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

        NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

        NOT APPLICABLE>

Item 11. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

     a).    Ex-99.COE

          Not applicable at this time. This item is appliacble to annual reports.

     b).    Ex-99.CERT

          Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON INVESTMENT FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: June 6, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date:  June 6, 2006



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: June 6, 2006


A signed original of this written statement has been provided to Baron Investment Funds Trust and will be retained by Baron Investment Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.